PROSPECTUS

FRANKLIN
CUSTODIAN FUNDS, INC.

INVESTMENT STRATEGY

GROWTH                  DYNATECH SERIES - CLASS A & C
                        GROWTH SERIES - CLASS A, B & C

GROWTH & INCOME         INCOME SERIES - CLASS A, B & C
                        UTILITIES SERIES - CLASS A, B & C

INCOME                  U.S. GOVERNMENT SECURITIES SERIES -
                        CLASS A, B & C


FEBRUARY 1, 1999
AS AMENDED AUGUST 30, 1999

[Insert Franklin Templeton Ben Head]


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

                               THE FUNDS

INFORMATION ABOUT EACH
 FUND YOU SHOULD KNOW
 BEFORE INVESTING

                          2    DynaTech Series

                          11   Growth Series

                          21   Income Series

                          32   Utilities Series

                          41   U.S. Government Securities Series

                          49   Distribution and tax information
                               for each fund; Year 2000 problem

                               YOUR ACCOUNT

INFORMATION ABOUT SALES
 CHARGES, ACCOUNT TRANSACTIONS
 AND SERVICES

                          51   Choosing a Share Class

                          58   Buying Shares

                          60   Investor Services

                          63   Selling Shares

                          65   Account Policies

                          68   Questions

                               FOR MORE INFORMATION

WHERE TO LEARN MORE
 ABOUT EACH FUND

                               Back Cover


DYNATECH SERIES

GOAL AND STRATEGIES

[Insert graphic of bullseye and arrows]

GOAL  The fund's investment goal is capital appreciation.

PRINCIPAL INVESTMENTS The fund will normally invest primarily in the equity securities of companies that emphasize technological development, in fast-growing industries, as well as in undervalued stocks. The fund's manager searches for industry leaders and companies that it believes have a competitive advantage due, for example, to their state-of-the-art products or technologies.

[Begin callout]
The fund normally invests primarily in common stocks of companies that emphasize technological development, in fast-growing industries, as well as in undervalued stocks.
[End callout]

The fund may invest a significant portion of its assets in smaller companies. Smaller company stocks are generally those with market capitalizations of less than $1.5 billion. From time to time the fund may have a significant portion of its assets invested in cash or cash equivalents. The fund generally invests up to 10% of its assets in foreign securities.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks, preferred stocks and convertible securities. Depending upon current market conditions, the fund may invest a portion of its assets in debt securities. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when it believes the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it may not invest or may invest substantially less in companies that emphasize technological development, in fast growing industries or undervalued stocks.

MAIN RISKS

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Value stock prices are considered "cheap" relative to the company's perceived value. They may not increase in value, as anticipated by the manager, if other investors fail to recognize the company's value and bid up the price or if they trade in markets favoring faster-growing companies.

SMALLER COMPANIES Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

[Begin callout]
Investors should be aware of the special risks of aggressively seeking capital appreciation, including investment in securities of a more speculative nature with a greater emphasis on short-term trading profits. Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

In addition, small companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

Therefore, while smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

TECHNOLOGY COMPANIES Companies in the rapidly changing fields of science and technology face special risks. For example, their products may not prove commercially successful or may become obsolete quickly. Prices of technology company securities historically have been more volatile than other securities, especially over the short term.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the fund.

COUNTRY. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

COMPANY. Foreign companies are not subject to the same accounting, auditing and financial reporting standards and practices as U.S. companies and their stocks may not be as liquid as stocks of similar U.S. companies. Foreign markets and their participants generally have less government supervision and regulation than in the U.S.

CURRENCY. To the extent the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any securities denominated in that currency.

EURO. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

INTEREST RATE When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares and the fund's performance. Please see page 50 for more information.

More detailed information about the fund, its policies, including temporary investments, and risks can be found in the fund's Statement of Additional Information (SAI).

PERFORMANCE

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS1

BEST
QUARTER:

Q1 '91
18.07%

WORST
QUARTER:

Q3 '90
-16.06%

[Insert bar graph]

88      89     90     91     92     93     94    95     96     97
6.49%   29.76% 3.18%  35.45% 4.20%  7.43%  5.21% 26.13% 28.79% 14.62%


AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 1997

                                       1 YEAR    5 YEARS  10 YEARS
-------------------------------------------------------------------

Franklin DynaTech Series - Class A 2     8.02%    14.67%    14.84%
S&P 500(R)Index 3                       33.36%    20.27%    18.05%

                                                  SINCE
                                                INCEPTION
                                       1 YEAR   (9/16/96)

Franklin DynaTech Series - Class C 2    11.43%    20.69%
S&P 500(R)Index 3                       33.36%    35.73%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 1998, the fund's year-to-date return was 9.25% for Class A.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

FEES AND EXPENSES

[Insert graphic of percentage sign]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                 CLASS A 1 CLASS C 1

Maximum sales charge (load)
 as a percentage of offering price                 5.75%     1.99%
   Load imposed on purchases                       5.75%     1.00%
   Maximum Deferred Sales Charge (load)            None 2    0.99% 3

Please see "Choosing a Share Class" on page 51 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                 CLASS A 1 CLASS C 1

Management fees                                    0.56%     0.56%
Distribution and service (12b-1) fees 4            0.23%     1.00%
Other expenses                                     0.23%     0.23%
                                                   ---------------
Total annual fund operating expenses               1.02%     1.79%
                                                   ===============

1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.

2. Except for investments of $1 million or more (see page 52) and purchases by certain retirement plans without an initial sales charge.

3. This is equivalent to a charge of 1% based on net asset value.

4. Because of the distribution and service (12b-1) fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR     3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------

CLASS A                      $673 1     $881    $1,106     $1,751
CLASS C                      $378 2     $658    $1,060     $2,184

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. For the same Class C investment, your costs would be $280 if you did not sell your shares at the end of the first year. Your costs for the remaining periods would be the same.

MANAGEMENT

[Insert graphic of briefcase]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $227 billion in assets.

The team responsible for the fund's management is:

RUPERT H. JOHNSON, JR.,  PRESIDENT OF ADVISERS
Mr. Johnson has been a manager on the fund since inception. He joined the Franklin Templeton Group in 1965.

LISA COSTA CMT,  VICE PRESIDENT OF ADVISERS
Ms. Costa has been a manager on the fund since 1983. She joined the Franklin Templeton Group in 1980.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.56% of its average monthly net assets to the manager.

FINANCIAL HIGHLIGHTS

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.



CLASS A                                                      YEAR ENDED SEPTEMBER 30,
------------------------------------------------------------------------------------------------
                                                    1998     1997      1996 1    1995     1994
------------------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                 18.48     14.03     12.78     9.85    10.29
                                               -------------------------------------------------
 Net investment income                               .27       .10       .06      .12      .07
 Net realized and unrealized gains                   .23      4.81      1.54     2.99      .21
                                               -------------------------------------------------
Total from investment operations                     .50      4.91      1.60     3.11      .28
                                               -------------------------------------------------
 Dividends from net investment income               (.17)     (.06)     (.12)    (.05)    (.12)
 Distributions from net realized gains              (.97)     (.40)     (.23)    (.13)    (.60)
                                               -------------------------------------------------
Total distributions                                (1.14)     (.46)     (.35)    (.18)    (.72)
                                               -------------------------------------------------
Net asset value, end of year                       17.84     18.48     14.03    12.78     9.85
                                               =================================================
Total return (%)2                                   3.06     35.63     12.84    32.10     2.89

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)             215,864   188,102    104,508   92,987    67,413
Ratios to average net assets: (%)
 Expenses                                           1.02      1.04      1.05     1.01     1.00
 Net investment income                              1.55       .75       .43     1.11      .69
Portfolio turnover rate (%)                        10.84      5.59     11.94     9.83     9.73

CLASS C

PER SHARE DATA ($)
Net asset value, beginning of year                 18.30     14.03     13.57
                                               -------------------------------------------------
 Net investment income                               .15       .07         -
 Net realized and unrealized gains                   .17      4.66       .46
                                               -------------------------------------------------
Total from investment operations                     .32      4.73       .46
                                               -------------------------------------------------
 Dividends from net investment income               (.12)     (.06)        -
 Distributions from net realized gains              (.97)     (.40)        -
                                               -------------------------------------------------
Total distributions                                (1.09)     (.46)        -
                                               -------------------------------------------------
Net asset value, end of year                       17.53     18.30     14.03
                                               =================================================
Total return (%)2                                   2.03     34.32      3.39

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)               12,358     3,386         -
Ratios to average net assets: (%)
 Expenses                                           1.79      1.82      1.85 3
 Net investment income (loss)                        .81       .25      (.14) 3
Portfolio turnover rate (%)                        10.84      5.59     11.94


1. For the period September 16, 1996 (effective date) to September 30, 1996 for Class C.

2. Total return does not include sales charges, and is not annualized.

3. Annualized.

GROWTH SERIES

GOAL AND STRATEGIES

[Insert graphic of bullseye and arrows]

GOAL  The fund's investment goal is capital appreciation.

PRINCIPAL INVESTMENTS The fund will normally invest primarily in the equity securities of companies that are leaders in their industries. The fund's manager looks for securities it believes offer favorable possibilities for capital appreciation. In selecting securities, the manager considers factors such as historical and potential growth in revenues and earnings; assessment of strength and quality of management; and determination of a company's strategic positioning in its industry, among others.

[Begin callout]
The fund normally invests primarily in the common stocks of companies that are leaders in their industries.
[End callout]

The fund may invest up to 40% of its assets in smaller companies, as well as in new and emerging industries where growth is expected to be above average. For this fund, smaller company stocks are generally those with market capitalizations of less than $1 billion. From time to time the fund may have a significant portion of its assets invested in cash or cash equivalents. The fund generally invests up to 10% of its assets in foreign securities.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks, preferred stocks and convertible securities. The fund's manager invests in growth securities, which tend to pay lower dividends and in many cases no dividends. Depending upon current market conditions, the fund may invest a portion of its assets in debt securities. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures.

The manager considers the tax consequences of its investment decisions, including capital gains or income that may result in taxable distributions to shareholders. The manager generally uses a "buy-and-hold" strategy. The fund has historically had low portfolio turnover, and its portfolio turnover is expected to be significantly lower than that of comparable actively managed equity funds. When selling portfolio securities, the manager uses an identified cost lot system that generally selects higher cost lots with long-term holding periods, where possible. The fund may also realize losses to minimize or offset any capital gains. Because the fund uses a "buy and hold" investment strategy and tries to minimize the tax impact to shareholders of the fund's net capital gains, the fund's portfolio securities may have a higher level of unrealized capital appreciation than if the fund did not use these strategies. During periods of net redemptions of fund shares, the manager may be required to sell these securities, generating a higher level of taxable gain for shareholders than would occur if the fund had not used these strategies.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when it believes the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it may not invest or may invest substantially less in common stocks of companies that are leaders in their industries.

MAIN RISKS

[Insert graphic of chart with line going up and down]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

SMALLER COMPANIES Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

[Begin callout]
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

In addition, small companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

Therefore, while smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the fund.

COUNTRY. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns which trade in that country.

COMPANY. Foreign companies are not subject to the same accounting, auditing and financial reporting standards and practices as U.S. companies and their stocks may not be as liquid as stocks of similar U.S. companies. Foreign markets and their participants generally have less government supervision and regulation than in the U.S.

CURRENCY. To the extent the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority will have a significant impact on the value of any securities denominated in that currency. Currency markets generally are not as regulated as securities markets.

EURO. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

INTEREST RATE When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares and the fund's performance. Please see page 50 for more information.

More detailed information about the fund, its policies, including temporary investments, and risks can be found in the fund's Statement of Additional Information (SAI).

PERFORMANCE

[Insert graphic of bull and bear]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS1

BEST
QUARTER:

Q1 '91
14.09%

WORST
QUARTER:

Q3 '90
-12.73%

[Insert bar graph]

88      89     90     91     92     93     94    95     96     97
9.14%   23.79% 2.07%  26.71% 2.96%  7.10%  2.92% 38.40% 16.68% 18.60%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                       1 YEAR    5 YEARS  10 YEARS
-------------------------------------------------------------------

Franklin Growth Series - Class A2       11.78%    14.76%    13.60%
S&P 500(R)Index3                        33.36%    20.27%    18.05%

                                                  SINCE
                                                INCEPTION
                                       1 YEAR   (5/1/95)

Franklin Growth Series - Class C2       15.53%    20.78%
S&P 500(R)Index3                        33.36%    29.61%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 1998, the fund's year-to-date return was 5.50% for Class A.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

FEES AND EXPENSES

[Insert graphic of percentage sign]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                      CLASS A 1  CLASS B 2 CLASS C 1
--------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering price     5.75%       4.00%    1.99%
   Load imposed on purchases           5.75%       None     1.00%
  Maximum Deferred Sales Charge (load) None 3      4.00%    0.99% 4
Exchange fee                          $5.00 5     $5.00 5  $5.00 5

Please see "Choosing a Share Class" on page 51 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                      CLASS A 1  CLASS B 1 CLASS C 1
--------------------------------------------------------------------

Management fees                        0.46%       0.46%    0.46%
Distribution and service (12b-1) fees6 0.23%       1.00%    1.00%
Other expenses                         0.19%       0.19%    0.19%
                                       --------------------------
Total annual fund operating expenses   0.88%       1.65%    1.65%
                                       ==========================

1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.

2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses for Class B are annualized.

3. Except for investments of $1 million or more (see page 52) and purchases by certain retirement plans without an initial sales charge.

4. This is equivalent to a charge of 1% based on net asset value.

5. This fee is only for market timers (see page 66).

6. Because of the distribution and service (12b-1) fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                         1 YEAR        3 YEARS       5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------

CLASS A                                   $660 1         $840          $1,035       $1,597
CLASS B
 Assuming you sold your shares
  at the end of the period                $568           $820          $1,097       $1,749 2
 Assuming you stayed in the fund          $168           $520           $ 897       $1,749 2
CLASS C                                   $364 3         $615           $ 988       $2,035


1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

3. For the same Class C investment, your costs would be $266 if you did not sell your shares at the end of the first year. Your costs for the remaining periods would be the same.

MANAGEMENT

[Insert graphic of briefcase]

Franklin Investment Advisory Services, Inc. (Investment Advisory), 16 South Main Street, Suite 303, Norwalk, Connecticut 06854, is the fund's investment manager. Together, Investment Advisory and its affiliates manage over $227 billion in assets.

The team responsible for the fund's management is:

VIVIAN J. PALMIERI, VICE PRESIDENT OF INVESTMENT ADVISORY
Mr. Palmieri has been a manager on the fund since 1965. He joined the Franklin Templeton Group in 1965.

CONRAD B. HERRMANN CFA, PORTFOLIO MANAGER OF
INVESTMENT ADVISORY
Mr. Herrmann has been a manager on the fund since 1993. He joined the Franklin Templeton Group in 1989.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.46% of its average monthly net assets to the manager.

FINANCIAL HIGHLIGHTS

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This table presents the fund's financial performance for the past five years.
This information has been audited by PricewaterhouseCoopers LLP.


CLASS A                                                      YEAR ENDED SEPTEMBER 30,
------------------------------------------------------------------------------------------------
                                                    1998     1997       1996     1995 1   1994
------------------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                 27.09     22.82     19.38    14.96    14.25
                                               -------------------------------------------------
 Net investment income                               .49       .36       .22      .17      .19
 Net realized and unrealized gains                  1.71      4.34      3.53     4.43      .90
                                               -------------------------------------------------
Total from investment operations                    2.20      4.70      3.75     4.60     1.09
                                               -------------------------------------------------
 Dividends from net investment income               (.47)     (.23)     (.16)    (.14)    (.30)
 Distributions from net realized gains              (.24)     (.20)     (.15)    (.04)    (.08)
                                               -------------------------------------------------
Total distributions                                 (.71)     (.43)     (.31)    (.18)    (.38)
                                               -------------------------------------------------
Net asset value, end of year                       28.58     27.09     22.82    19.38    14.96
                                               =================================================
Total return (%)2                                   8.22     20.84     19.60    31.11     7.63

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)            1,635,780 1,435,561  1,020,486  712,866  516,620
Ratios to average net assets: (%)
 Expenses                                            .88       .89       .87      .90      .77
 Net investment income                              1.78      1.60      1.16     1.08     1.23
Portfolio turnover rate (%)                          .58      1.77      2.03     1.39     6.52

CLASS C

PER SHARE DATA ($)
Net asset value, beginning of year                 26.70     22.60     19.33    16.88
                                               -------------------------------------------------
 Net investment income                               .29       .20       .12      .02
 Net realized and unrealized gains                  1.66      4.25      3.46     2.43
                                               -------------------------------------------------
Total from investment operations                    1.95      4.45      3.58     2.45
                                               -------------------------------------------------
 Dividends from net investment income               (.30)     (.15)     (.16)       -
 Distributions from net realized gains              (.24)     (.20)     (.15)       -
                                               -------------------------------------------------
Total distributions                                 (.54)     (.35)     (.31)       -
                                               -------------------------------------------------
Net asset value, end of year                       28.11     26.70     22.60    19.33
                                               =================================================
Total return (%)2                                   7.39     19.91     18.73    14.72

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)             189,572   117,218     43,417     4,161
Ratios to average net assets: (%)
 Expenses                                           1.65      1.66      1.63     1.79 3
 Net investment income (loss)                       1.02       .85       .40      .37 3
Portfolio turnover rate (%)                          .58      1.77      2.03     1.39


1. For the period May 1, 1995 (effective date) to September 30, 1995 for
Class C.

2. Total return does not include sales charges, and is not annualized.

3. Annualized.

INCOME SERIES

GOAL AND STRATEGIES

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GOAL  The fund's investment goal is to maximize income while maintaining prospects for capital appreciation.

PRINCIPAL INVESTMENTS The fund will normally invest in a diversified portfolio of equity securities, debt securities and cash equivalents. Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks, preferred stocks and convertible securities. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures.

[Begin callout]
The fund normally invests in a diversified portfolio of stocks, bonds and cash equivalents in the U.S. and abroad.
[End callout]

The fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund invests in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

The fund may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the fund will invest more than 50% of its assets in these securities. Investment grade debt securities are rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Corporation (S&P) and Moody's Investors Service, Inc. (Moody's). The fund generally invests in securities rated at least Caa by Moody's or CCC by S&P or unrated securities the fund's manager determines are comparable. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. As of September 30, 1998, approximately 32.5% of the fund's net assets were invested in lower rated and comparable quality unrated debt securities.

The fund may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The fund's manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the securities being considered for the fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the manager considers a variety of factors, including:

o     the experience and managerial strength of the company;

o     responsiveness to changes in interest rates and business conditions;

o     debt maturity schedules and borrowing requirements;

o the company's changing financial condition and market recognition of the change; and

o a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when it believes the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal.

MAIN RISKS

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INTEREST RATE  When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

INCOME Since the fund can only distribute what it earns, the fund's distributions to its shareholders may decline when interest rates fall.

CREDIT There is the possibility that an issuer will be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

LOWER-RATED SECURITIES. Securities rated below investment grade, sometimes called "junk bonds," generally have more credit risk than higher-rated securities.

Companies issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the fund could lose its entire investment.

The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the fund's ability to sell securities in response to specific economic events or to meet redemption requests.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall.

CONVERTIBLE SECURITIES The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high (because it is assumed it will be converted) and more like a debt security when the underlying stock price is low (because it is assumed it will not be converted). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

[Begin callout]
If a security's credit rating is downgraded or a company's financial condition deteriorates, the price of the security will fall and so too will the fund's share price. If interest rates rise, the value of the fund's debt securities will also fall. Because the value of the fund's holdings fluctuates in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods. [End callout]

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the fund. Investments in Depositary Receipts also involve some or all of the following risks.

COUNTRY. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns which trade in that country. These movements will affect the fund's share price and fund performance.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

The fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

CURRENCY. To the extent the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for the eleven participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares and fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares and the fund's performance. Please see page 50 for more information.

More detailed information about the fund, its policies, including temporary investments, risks and the ratings of debt securities can be found in the fund's Statement of Additional Information (SAI).

PERFORMANCE

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This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS1

BEST
QUARTER:

Q1 '91
16.67%

WORST
QUARTER:

Q3 '90
-8.58%

[Insert bar graph]

 88      89     90     91     92     93     94    95     96     97
8.81%   12.67% -8.77% 41.15% 15.24% 21.53% -6.38%21.29% 10.45% 16.85%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                       1 YEAR    5 YEARS  10 YEARS
-------------------------------------------------------------------

Franklin Income Series - Class A2       12.10%    11.25%    12.01%
S&P 500(R)Index3                        33.36%    20.27%    18.05%
Lehman Bros. Gov't/Corp. Bond Index4     9.76%     7.61%     9.15%

                                                  SINCE
                                                INCEPTION
                                       1 YEAR   (5/1/95)

Franklin Income Series - Class C2       14.29%    14.34%
S&P 500(R)Index3                        33.36%    29.61%
Lehman Bros. Gov't/Corp. Bond Index4     9.76%     9.22%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 1998, the fund's year-to-date return was -2.30% for Class A.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

4. Source: Standard & Poor's(R) Micropal. Lehman Brothers Government/Corporate Bond Index is an unmanaged index of fixed-rate U.S. government and foreign and domestic corporate bonds that are rated investment grade or higher and have maturities of one year or more and at least $50 million outstanding. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.




                                                      CLASS A 1      CLASS B 2      CLASS C 1
---------------------------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering price                     4.25%           4.00%        1.99%
 Load imposed on purchases                             4.25%           None         1.00%
   Maximum Deferred Sales Charge (load)                None 3          4.00%        0.99% 4
Exchange fee                                          $5.00 5         $5.00 5      $5.00 5

Please see "Choosing a Share Class" on page 51 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                      CLASS A 1      CLASS B 2      CLASS C 1
---------------------------------------------------------------------------------------------
Management fees                                        0.45%           0.45%        0.45%
Distribution and service (12b-1) fees6                 0.15%           0.65%        0.65%
Other expenses                                         0.12%           0.12%        0.12%
                                                       ----------------------------------
Total annual fund operating expenses                   0.72%           1.22%        1.22%
                                                       ==================================


1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.

2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses for Class B are annualized.

3. Except for investments of $1 million or more (see page 52) and purchases by certain retirement plans without an initial sales charge.

4. This is equivalent to a charge of 1% based on net asset value.

5. This fee is only for market timers (see page 66).

6. Because of the distribution and service (12b-1) fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                        1 YEAR        3 YEARS       5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------

CLASS A                                   $495 1         $645            $809       $1,281
CLASS B
 Assuming you sold your shares
  at the end of the period                $524           $687            $870       $1,339 2
 Assuming you stayed in the fund          $124           $387            $670       $1,339 2
CLASS C                                   $321 3         $483            $764       $1,563


1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

3. For the same Class C investment, your costs would be $223 if you did not sell your shares at the end of the first year. Your costs for the remaining periods would be the same.

MANAGEMENT

[Insert graphic of briefcase]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $227 billion in assets.

The team responsible for the fund's management is:

CHARLES B. JOHNSON, CHAIRMAN OF THE BOARD OF ADVISERS
Mr. Johnson has been a manager on the fund since 1957. He joined the Franklin Templeton Group in 1957.

MATTHEW F. AVERY, SENIOR VICE PRESIDENT OF ADVISERS
Mr. Avery has been a manager on the fund since 1989. He joined the Franklin Templeton Group in 1987.

FREDERICK G. FROMM, VICE PRESIDENT OF ADVISERS
Mr. Fromm has been a manager on the fund since 1998. He joined the Franklin Templeton Group in 1992.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.45% of its average monthly net assets to the manager.

FINANCIAL HIGHLIGHTS

[Insert graphic of dollar bill]

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.



CLASS A                                                      YEAR ENDED SEPTEMBER 30,
------------------------------------------------------------------------------------------------
                                                    1998     1997       1996    1995 1    1994
------------------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                  2.49      2.30      2.30     2.22     2.46
                                               -------------------------------------------------
 Net investment income                               .17       .18       .19      .18      .17
 Net realized and unrealized
gains (losses)                                      (.11)      .20       .02      .11     (.20)
                                               -------------------------------------------------
Total from investment operations                     .06       .38       .21      .29     (.03)
                                               -------------------------------------------------
 Dividends from net investment
  income                                            (.18)     (.18)     (.18)    (.18)    (.18)
 Distributions from net
  realized gains                                    (.03)     (.01)     (.03)    (.03)    (.03)
                                               -------------------------------------------------
Total distributions                                 (.21)     (.19)     (.21)    (.21)    (.21)
                                               -------------------------------------------------
Net asset value, end of year                        2.34      2.49      2.30     2.30     2.22
                                               =================================================
Total return (%)2                                   2.23     17.31      9.43    14.00    (1.52)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)            7,704,983 7,738,746  6,780,1535,885,788 4,891,505
Ratios to average net assets: (%)
 Expenses                                            .72       .72       .70      .71      .64
 Net investment income                              6.83      7.45      8.27     8.26     7.37
Portfolio turnover rate (%)                        22.01     16.15     25.29    58.64    23.37

CLASS C

PER SHARE DATA ($)
Net asset value, beginning of year                  2.49      2.30      2.30     2.18
                                               -------------------------------------------------
 Net investment income                               .16       .16       .17      .08
 Net realized and unrealized
  gains (losses)                                    (.11)      .21       .03      .11
                                               -------------------------------------------------
Total from investment operations                     .05       .37       .20      .19
                                               -------------------------------------------------
 Dividends from net investment
  income                                            (.17)     (.17)     (.17)    (.07)
 Distributions from net
  realized gains                                    (.03)     (.01)     (.03)       -
                                               -------------------------------------------------
Total distributions                                 (.20)     (.18)     (.20)    (.07)
                                               -------------------------------------------------
Net asset value, end of year                        2.34      2.49      2.30     2.30
                                               =================================================
Total return (%)2                                   1.70     16.72      8.86     8.96

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)            1,014,634   695,355    343,314   65,822
Ratios to average net assets: (%)
 Expenses                                           1.22      1.22      1.21     1.23 3
 Net investment income                              6.35      6.96      7.84     7.89 3
Portfolio turnover rate (%)                        22.01     16.15     25.29    58.64


1. For the period May 1, 1995 (effective date) to September 30, 1995 for
Class C.

2. Total return does not include sales charges, and is not annualized.

3. Annualized.

UTILITIES SERIES

GOALS AND STRATEGIES

[Insert graphic of bullseye and arrows]

GOALS The fund's investment goals are capital appreciation and current income.

PRINCIPAL INVESTMENTS The fund will normally invest substantially all of its assets in the securities of public utilities companies. These are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies. The manager expects that more than 50% of the fund's assets will be invested in electric utilities securities.

[Begin callout]
The fund normally invests substantially all of its assets in equity securities of public utilities companies.
[End callout]

The fund invests primarily in equity securities. Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks, preferred stocks and convertible securities.

The fund may invest up to 25% of its assets in debt securities. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures. The fund focuses on "investment grade" debt securities. These are issues rated in the top four ratings categories by independent rating agencies such as Standard & Poor's Corporation or Moody's Investors Service, Inc. or, if unrated, determined by the fund's manager to be comparable.

The fund generally invests up to 10% of its assets in foreign securities.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when it believes the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goals because it may not invest or may invest substantially less in public utilities stocks.

MAIN RISKS

[Insert graphic of chart with line going up and down]

UTILITIES INDUSTRY The fund's performance is closely tied to conditions affecting the public utilities industry, which may change rapidly. Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall. On-going regulatory changes have led to greater competition in the industry and the emergence of non-regulated providers as a significant part of the industry which may make some companies less profitable. In addition, the industry is subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during inflationary periods; restrictions on operations and increased costs due to environmental and safety regulations; difficulties of the capital markets in absorbing utility debt and equity securities; difficulties in obtaining fuel for electric generation at reasonable prices; risks associated with the operation of nuclear power plants; and the effects of energy conservation and other factors affecting the level of demand for services.

[Begin callout]
Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall. Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

INTEREST RATE When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

INCOME Since the fund can only distribute what it earns, the fund's distributions to its shareholders may decline when interest rates fall.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of fund shares.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the fund.

COUNTRY. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns which trade in that country.

COMPANY. Foreign companies are not subject to the same accounting, auditing and financial reporting standards and practices as U.S. companies and their stocks may not be as liquid as stocks of similar U.S. companies. Foreign markets and their participants generally have less government supervision and regulation than in the U.S.

CURRENCY. To the extent the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

EURO. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares and the fund's performance. Please see page 50 for more information.

More detailed information about the fund, its policies, including temporary investments, risks and the ratings of debt securities can be found in the fund's Statement of Additional Information (SAI).

PERFORMANCE

[Insert graphic of bull and bear]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS1

[Begin callout]
BEST
QUARTER:

Q4 '97
15.02%

WORST
QUARTER:

Q1 '94
-9.95%
[End callout]

[Insert bar graph]

88      89     90     91     92     93     94     95    96     97
11.64%  25.83% 0.38%  24.18% 9.08%  11.52% -11.69%30.68%2.03%  24.90%

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                       1 YEAR    5 YEARS  10 YEARS
-------------------------------------------------------------------

Franklin Utilities Series - Class A 2   19.56%     9.44%    11.61%
S&P 500(R)Index3                        33.36%    20.27%    18.05%

                                                  SINCE
                                                INCEPTION
                                       1 YEAR   (5/1/95)

Franklin Utilities Series - Class C 2   21.95%    17.33%
S&P 500(R)Index3                        33.36%    29.61%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 1998, the fund's year-to-date return was 5.81% for Class A.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

FEES AND EXPENSES

[Insert graphic of percentage sign]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.



                                                      CLASS A 1      CLASS B 2      CLASS C 1
---------------------------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering price                     4.25%           4.00%        1.99%
   Load imposed on purchases                           4.25%            None        1.00%
   Maximum Deferred Sales Charge (load)                None 3          4.00%        0.99%4
Exchange fee                                          $5.00 5         $5.00 5      $5.00 5

Please see "Choosing a Share Class" on page 51 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                      CLASS A 1      CLASS B 1      CLASS C 1
---------------------------------------------------------------------------------------------
Management fees                                        0.46%           0.46%        0.46%
Distribution and service (12b-1) fees6                 0.13%           0.65%        0.65%
Other expenses                                         0.17%           0.17%        0.17%
                                                       ----------------------------------
Total annual fund operating expenses                   0.76%           1.28%        1.28%
                                                       ==================================


1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.

2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses for Class B are annualized.

3. Except for investments of $1 million or more (see page 52) and purchases by certain retirement plans without an initial sales charge.

4. This is equivalent to a charge of 1% based on net asset value.

5. This fee is only for market timers (see page 66).

6. Because of the distribution and service (12b-1) fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                         1 YEAR        3 YEARS       5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------

CLASS A                                   $499 1         $658            $829       $1,327
CLASS B
 Assuming you sold your shares
  at the end of the period                $530           $706            $902       $1,402 2
 Assuming you stayed in the fund          $130           $406            $702       $1,402 2
CLASS C                                   $327 3         $502            $795       $1,630


1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

3. For the same Class C investment, your costs would be $229 if you did not sell your shares at the end of the first year. Your costs for the remaining periods would be the same.

MANAGEMENT

[Insert graphic of briefcase]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $227 billion in assets.

The team responsible for the fund's management is:

SALLY EDWARDS HAFF CFA, SENIOR VICE PRESIDENT OF ADVISERS
Ms. Haff has been a manager on the fund since 1990. She joined the Franklin Templeton Group in 1986.

GREGORY E. JOHNSON, VICE PRESIDENT OF ADVISERS
Mr. Johnson has been a manager on the fund since 1987. He joined the Franklin Templeton Group in 1986.

IAN LINK CFA, VICE PRESIDENT OF ADVISERS
Mr. Link has been a manager on the fund since 1995. He joined the Franklin Templeton Group in 1989.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.46% of its average monthly net assets to the manager.

FINANCIAL HIGHLIGHTS

[Insert graphic of dollar bill]

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.



CLASS A                                                      YEAR ENDED SEPTEMBER 30,
------------------------------------------------------------------------------------------------
                                                    1998     1997       1996     19951    1994
------------------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                 10.04      9.73      9.75     8.33    10.78
                                               -------------------------------------------------
 Net investment income                               .52       .53       .54      .53      .55
 Net realized and unrealized
  gains (losses)                                    1.58       .73       .03     1.42    (2.44)
                                               -------------------------------------------------
Total from investment operations                    2.10      1.26       .57     1.95    (1.89)
                                               -------------------------------------------------
 Dividends from net investment
  income                                            (.52)     (.52)     (.52)    (.52)    (.52)
 Distributions from net
  realized gains                                    (.26)     (.43)     (.07)    (.01)    (.04)
                                               -------------------------------------------------
Total distributions                                 (.78)     (.95)     (.59)    (.53)    (.56)
                                               -------------------------------------------------
Net asset value, end of year                       11.36     10.04      9.73     9.75     8.33
                                               =================================================
Total return (%)2                                  21.71     13.72      5.94    24.19   (17.94)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)            2,054,546 1,953,273 2,400,561 2,765,976 2,572,508
Ratios to average net assets: (%)
 Expenses                                            .76       .75       .71      .73      .64
 Net investment income                              4.73      5.26      5.24     5.88     5.76
Portfolio turnover rate (%)                        11.77      7.24     17.05     5.55     6.34

CLASS C
PER SHARE DATA ($)
Net asset value, beginning of year                 10.02      9.72      9.75     8.89
                                               -------------------------------------------------
 Net investment income                               .46       .45       .46      .23
 Net realized and unrealized gains                  1.60       .76       .06      .88
                                               -------------------------------------------------
Total from investment operations                    2.06      1.21       .52     1.11
                                               -------------------------------------------------
 Dividends from net investment
  income                                            (.47)     (.48)     (.48)    (.25)
 Distributions from net
  realized gains                                    (.26)     (.43)     (.07)       -
Total distributions                                 (.73)     (.91)     (.55)    (.25)
                                               -------------------------------------------------
Net asset value, end of year                       11.35     10.02      9.72     9.75
                                               =================================================
Total return (%)2                                  21.24     13.06      5.39    13.01

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)              40,628    21,906     19,655     8,369
Ratios to average net assets: (%)
 Expenses                                           1.28      1.27      1.23     1.213
 Net investment income                              4.19      4.78      4.86     5.153
Portfolio turnover rate (%)                        11.77      7.24     17.05     5.55


1. For the period May 1, 1995 (effective date) to September 30, 1995 for
Class C.

2. Total return does not include sales charges, and is not annualized.

3. Annualized.

U.S. GOVERNMENT SECURITIES SERIES

GOAL AND STRATEGIES

[Insert graphic of bullseye and arrows]

GOAL  The fund's investment goal is income.

PRINCIPAL INVESTMENTS The fund invests in a portfolio limited to U.S. government securities. These include U.S. Treasury bonds, notes and bills, U.S. Treasury STRIPS and securities issued by U.S. government agencies. Other than investments in short-term government securities and cash, substantially all of the fund's investments are currently held in Government National Mortgage Association obligations (Ginnie Maes).

Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The mortgage loans may have either fixed or adjustable interest rates. The individual loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

[Begin callout]
The fund invests in a portfolio limited to U.S. government securities. Other than investments in short-term government securities and cash, substantially all of the fund's investments are currently held in Ginnie Maes.
[End callout]

Ginnie Maes carry a guarantee backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely repayment of principal and interest and not to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the fund, which will vary with changes in interest rates and other market conditions.

The fund may buy Ginnie Maes on a "to-be-announced" and "delayed delivery" basis. This means that the securities will be paid for and delivered to the fund at a future date, generally in 30 to 45 days.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when it believes the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it may not invest or may invest substantially less in Ginnie Mae securities.

MAIN RISKS

[Insert graphic of chart with line going up and down]

INTEREST RATE When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities. U.S. Treasury STRIPS are more sensitive to interest rate changes and their price will fluctuate more than the prices of interest-paying Treasury bonds or notes.

INCOME Since the fund can only distribute what it earns, the fund's distributions to its shareholders may decline when interest rates fall.

[Begin callout]
Changes in interest rates affect the prices of the fund's debt securities. If rates rise, the value of the fund's debt securities will fall and so too will the fund's shares price. If rates fall, mortgage holders may refinance their mortgage loans at lower interest rates, which may reduce the fund's income and yield. This means you could lose money over short or even extended periods.
[End callout]

GINNIE MAES Ginnie Maes differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. During periods of declining interest rates, the volume of principal prepayments generally increases as borrowers refinance their mortgages at lower rates. The fund may be forced to reinvest returned principal at lower interest rates, reducing the fund's income. For this reason, Ginnie Maes may be less effective than other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than other investments with similar maturities. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes, making them more susceptible than other debt securities to a decline in market value when interest rates rise. This could increase the volatility of the fund's performance and share price.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal.
[End callout]

The manager will rely upon public filings and other statements made by issuers about their Year 2000 readiness. The manager, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

If an issuer in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares and the fund's performance. Please see page 50 for more information.

More detailed information about the fund, its policies, including temporary investments, and risks can be found in the fund's Statement of Additional Information (SAI).

PERFORMANCE

[Insert graphic of bull and bear]

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS 1

[Begin callout]
BEST
QUARTER:

Q2 '89
6.72%

WORST
QUARTER:

Q1 '94
-2.84%
[End callout]

[Insert bar graph]

88      89     90     91     92     93     94    95     96     97
7.45%   13.11% 10.78% 13.71% 7.40%  6.92%  -2.69%16.73% 4.60%  9.46%


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                       1 YEAR    5 YEARS  10 YEARS
-------------------------------------------------------------------
Franklin U.S. Government
 Securities Series - Class A2            4.82%     5.89%     8.15%
Lehman Bros. Interm. Gov't Bond Index3   7.72%     6.39%     8.13%

                                                  SINCE
                                                INCEPTION
                                       1 YEAR   (5/1/95)

Franklin U.S. Government
 Securities Series - Class C2            6.76%     7.76%
Lehman Bros. Interm. Gov't Bond Index3   7.72%     7.65%

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 1998, the fund's year-to-date return was 6.13% for Class A.

2. Figures reflect sales charges.

All fund performance assumes reinvestment of dividends and capital gains. May 1, 1994, Class A implemented a Rule 12b-1 plan, which affects subsequent performance.

3. Source: Standard & Poor's(R) Micropal. Lehman Brothers Intermediate Government Bond Index is an unmanaged index of fixed-rate bonds issued by the U.S. government and its agencies that are rated investment grade or higher and have one to ten years remaining until maturity and at least $100 million outstanding. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

FEES AND EXPENSES

[Insert graphic of percentage sign]

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)



                                                      CLASS A 1      CLASS B 2      CLASS C 1
---------------------------------------------------------------------------------------------
Maximum sales charge (load)
 as a percentage of offering price                     4.25%           4.00%        1.99%
   Load imposed on purchases                           4.25%            None        1.00%
   Maximum Deferred Sales Charge (load)                None 3          4.00%        0.99% 4
Exchange fee                                          $5.00 5         $5.00 5      $5.00 5

Please see "Choosing a Share Class" on page 51 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                      CLASS A 1      CLASS B 1      CLASS C 1
---------------------------------------------------------------------------------------------

Management fees                                        0.45%           0.45%        0.45%
Distribution and service (12b-1) fees 6                0.09%           0.65%        0.65%
Other expenses                                         0.11%           0.11%        0.11%
                                                       ----------------------------------
Total annual fund operating expenses                   0.65%           1.21%        1.21%
                                                       ==================================


1. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.

2. The fund began offering Class B shares on January 1, 1999. Annual fund operating expenses for Class B are annualized.

3. Except for investments of $1 million or more (see page 52) and purchases by certain retirement plans without an initial sales charge.

4. This is equivalent to a charge of 1% based on net asset value.

5. This fee is only for market timers (see page 66).

6. Because of the distribution and service (12b-1) fees, over the long term you may indirectly pay more than the equivalent of the maximum permitted initial sales charge.

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                         1 YEAR        3 YEARS       5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------
CLASS A                                   $489 1         $624            $772       $1,201
CLASS B
 Assuming you sold your shares
  at the end of the period                $523           $684            $865       $1,310 2
 Assuming you stayed in the fund          $123           $384            $665       $1,310 2
CLASS C                                   $320 3         $480            $758       $1,551

1. Assumes a contingent deferred sales charge (CDSC) will not apply.

2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

3. For the same Class C investment, your costs would be $222 if you did not sell your shares at the end of the first year. Your costs for the remaining periods would be the same.

MANAGEMENT

[Insert graphic of briefcase]

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $227 billion in assets.

The team responsible for the fund's management is:

JACK LEMEIN, EXECUTIVE VICE PRESIDENT OF ADVISERS
Mr. Lemein has been a manager on the fund since 1984. He joined the Franklin Templeton Group in 1984.

T. ANTHONY COFFEY CFA, PORTFOLIO MANAGER OF ADVISERS
Mr. Coffey has been a manager on the fund since 1989. He joined the Franklin Templeton Group in 1989.

ROGER BAYSTON CFA, PORTFOLIO MANAGER OF ADVISERS
Mr. Bayston has been a manager on the fund since 1991. He joined the Franklin Templeton Group in 1991.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.45% of its average monthly net assets to the manager.

FINANCIAL HIGHLIGHTS

[Insert graphic of dollar bill]

This table presents the fund's financial performance for the past five years. This information has been audited by PricewaterhouseCoopers LLP.



CLASS A                                                      YEAR ENDED SEPTEMBER 30,
------------------------------------------------------------------------------------------------
                                              1998       1997       1996      1995 1      1994
------------------------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year            6.89       6.72       6.87       6.51      7.20
                                        --------------------------------------------------------
 Net investment income                         .46        .48        .49        .50       .50
 Net realized and unrealized
  gains (losses)                               .10        .17       (.15)       .35      (.68)
                                        --------------------------------------------------------
Total from investment operations               .56        .65        .34        .85      (.18)
                                        --------------------------------------------------------
Dividends from net investment
 income                                       (.46)      (.48)      (.49)      (.49)     (.51)
                                        --------------------------------------------------------
Net asset value, end of year                  6.99       6.89       6.72       6.87      6.51
                                        ========================================================
Total return (%)2                             8.41      10.08       5.15      13.56     (2.75)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)      9,049,829  9,350,751 10,129,48311,101,605   11,668,747
Ratios to average net assets: (%)
 Expenses                                      .65        .64        .61        .61       .55
 Net investment income                        6.67       7.01       7.18       7.50      7.37
Portfolio turnover rate (%)4                 25.98       1.74       8.01       5.48     18.28

CLASS C
PER SHARE DATA ($)
Net asset value, beginning of year            6.87       6.70       6.85       6.67
                                        --------------------------------------------------------
 Net investment income                         .42        .44        .45        .21
 Net realized and unrealized
  gains (losses)                               .10        .17       (.15)       .16
                                        --------------------------------------------------------
Total from investment operations               .52        .61        .30        .37
                                        --------------------------------------------------------
Dividends from net investment
 income                                       (.42)      (.44)      (.45)      (.19)
                                        --------------------------------------------------------
Net asset value, end of year                  6.97       6.87       6.70       6.85
                                        ========================================================
Total return (%)2                             7.85       9.48       4.55       5.66

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x 1,000)        271,665    120,818     57,657    11,695
Ratios to average net assets: (%)
 Expenses                                     1.21       1.20       1.17       1.18 3
 Net investment income                        6.10       6.44       6.80       6.48 3
Portfolio turnover rate (%)4                 25.98       1.74       8.01       5.48


1. For the period May 1, 1995 (effective date) to September 30, 1995 for
Class C.

2. Total return does not include sales charges, and is not annualized.

3. Annualized.

4. Maturity of U.S. government issues and the reinvestment of the proceeds thereof are considered as purchases and sales of securities in computing the portfolio turnover rate.

DISTRIBUTIONS AND TAXES;
YEAR 2000 PROBLEM

[Insert graphic of dollar signs and stacks of coins]

INCOME AND CAPITAL GAINS DISTRIBUTION DynaTech Series and Growth Series intend to pay a dividend at least annually representing substantially all of the fund's net investment income. Income Series and U.S. Government Securities Series intend to pay a dividend at least monthly, on or about the 15th day of each month, representing each fund's net investment income. Utilities Series intends to pay a dividend at least quarterly in March, June, September and December representing its net investment income. Capital gains, if any, may be distributed annually by the funds. The amount of the funds' distributions will vary and there is no guarantee the funds will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record dates for the funds' distributions will vary. Please keep in mind that if you invest in a fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

[Begin callout]
Backup Withholding

By law, the fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so. [End callout]

TAX CONSIDERATIONS In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a fund or receive them in cash. Any capital gains a fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Any foreign taxes the fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about federal, state, local or foreign tax consequences.

YEAR 2000 PROBLEM Each fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a leap year may create difficulties for some systems.

When the Year 2000 arrives, a fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, a fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. A fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

Each fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, a fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

[Insert graphic of pencil marking an X]

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A                CLASS B                CLASS C
----------------------------------------------------------------------

o  Initial sales    o     No initial       o     Initial sales
   charge of 5.75%        sales charge           charge of 1%
   (DynaTech and
   Growth Series),
   4.25% (Income,
   Utilities and U.S.
   Government
   Securities Series)
   or less

o  Deferred sales   o     Deferred sales   o     Deferred sales
   charge of 1% on        charge of 4% or        charge of 1% on
   purchases of $1        less on shares you     shares you sell
   million or more        sell within six        within 18 months
   sold within 12         years
   months

o  Lower annual     o     Higher annual    o     Higher annual
   expenses than          expenses than          expenses than Class
   Class B or C due       Class A (same as       A (same as Class B)
   to lower               Class C) due to        due to higher
   distribution fees      higher                 distribution fees.
                          distribution fees.     No conversion to
                          Automatic              Class A shares, so
                          conversion to          annual expenses do
                          Class A shares         not decrease.
                          after eight years,
                          reducing future
                          annual expenses.


  BEFORE JANUARY 1, 1999, CLASS A SHARES WERE DESIGNATED CLASS I AND CLASS C
      SHARES WERE DESIGNATED CLASS II. GROWTH, INCOME, UTILITIES AND U.S. GOVERNMENT SECURITIES SERIES BEGAN OFFERING CLASS B SHARES ON JANUARY 1, 1999.


SALES CHARGES - CLASS A - DYNATECH AND GROWTH SERIES

                                  THE SALES CHARGE      WHICH EQUALS
                                 MAKES UP THIS % OF    THIS % OF YOUR
WHEN YOU INVEST THIS AMOUNT      THE OFFERING PRICE    NET INVESTMENT

Under $50,000                          5.75                  6.10
$50,000 but under $100,000             4.50                  4.71
$100,000 but under $250,000            3.50                  3.63
$250,000 but under $500,000            2.50                  2.56
$500,000 but under $1 million          2.00                  2.04

SALES CHARGES - CLASS A - INCOME, UTILITIES AND
U.S. GOVERNMENT SECURITIES SERIES

                                  THE SALES CHARGE      WHICH EQUALS
                                 MAKES UP THIS % OF    THIS % OF YOUR
WHEN YOU INVEST THIS AMOUNT      THE OFFERING PRICE    NET INVESTMENT

Under $100,000                         4.25                  4.44
$100,000 but under $250,000            3.50                  3.63
$250,000 but under $500,000            2.50                  2.56
$500,000 but under $1 million          2.00                  2.04

INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page 55), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see page 54).

DISTRIBUTION AND SERVICE (12B-1) FEES Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows DynaTech and Growth Series to pay distribution fees of up to 0.25% per year and Income, Utilities and U.S. Government Securities Series to pay distributions fees of up to 0.15% per year to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS B

IF YOU SELL YOUR SHARES WITHIN           THIS % IS DEDUCTED FROM
THIS MANY YEARS AFTER BUYING THEM        YOUR PROCEEDS AS A CDSC

1 Year                                              4
2 Years                                             4
3 Years                                             3
4 Years                                             3
5 Years                                             2
6 Years                                             1
7 Years                                             0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 54). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We place any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

RETIREMENT PLANS Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Franklin Templeton Trust Company 403(b) plans, and Franklin Templeton Trust Company qualified plans with participant or earmarked accounts.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows Growth Series to pay distribution and other fees of up to 1% per year and Income, Utilities and U.S. Government Securities Series to pay distribution and other fees of up to 0.65% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS C

                                  THE SALES CHARGE      WHICH EQUALS
                                 MAKES UP THIS % OF    THIS % OF YOUR
WHEN YOU INVEST THIS AMOUNT      THE OFFERING PRICE    NET INVESTMENT

Under $1 million                       1.00                  1.01

WE PLACE ANY INVESTMENT OF $1 MILLION OR MORE IN CLASS A SHARES, SINCE THERE IS NO INITIAL SALES CHARGE AND CLASS A'S ANNUAL EXPENSES ARE LOWER.

CDSC There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see below).

DISTRIBUTION AND SERVICE (12B-1) FEES Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows DynaTech and Growth Series to pay distribution and other fees of up to 1% per year and Income, Utilities and U.S. Government Securities Series to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]

CONTINGENT DEFERRED SALES CHARGE
(CDSC) - CLASS A, B & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton Fund (please see page 61 for exchange information).

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in the Franklin Templeton Funds to take advantage of the lower sales charges for large purchases of Class A shares.

[Begin callout]
The FRANKLIN TEMPLETON FUNDS include all of the Franklin Templeton U.S. registered mutual funds, except Franklin Templeton Variable Insurance Products Trust, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.
[End callout]

o CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in the Franklin Templeton Funds for purposes of calculating the sales charge. You also may combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts also may be included.

o LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

    TO SIGN UP FOR THESE PROGRAMS, COMPLETE THE APPROPRIATE SECTION OF YOUR
                             ACCOUNT APPLICATION.

REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

WAIVERS FOR INVESTMENTS FROM CERTAIN PAYMENTS Class A shares may be purchased without an initial sales charge or CDSC by investors who reinvest within 365 days:

o certain payments received under an annuity contract that offers a Franklin Templeton insurance fund option

o distributions from an existing retirement plan invested in the Franklin Templeton Funds

o dividend or capital gain distributions from a real estate investment trust sponsored or advised by Franklin Properties, Inc.

o redemption proceeds from a repurchase of Franklin Floating Rate Trust shares held continuously for at least 12 months

o redemption proceeds from Class A of any Templeton Global Strategy Fund, if you are a qualified investor. If you paid a CDSC when you sold your shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply.

WAIVERS FOR CERTAIN INVESTORS Class A shares also may be purchased without an initial sales charge or CDSC by various individuals and institutions, including:

o certain trust companies and bank trust departments investing $1 million or more in assets over which they have full or shared investment discretion

o government entities that are prohibited from paying mutual fund sales charges

o certain unit investment trusts and their holders reinvesting trust distributions

o  group annuity separate accounts offered to retirement plans

o employees and other associated persons or entities of Franklin Templeton or of certain dealers

o Chilean retirement plans that meet the requirements for retirement plans described below.

          IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE WAIVER,
       CALL YOUR INVESTMENT REPRESENTATIVE OR CALL SHAREHOLDER SERVICES
                    AT 1-800/632-2301 FOR MORE INFORMATION.

CDSC WAIVERS  The CDSC for each class generally will be waived:

o  to pay account fees

o to make payments through systematic withdrawal plans, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually depending on the frequency of your plan

o for redemptions by Franklin Templeton Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)

o for IRA distributions due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

o to return excess contributions (and earnings, if applicable) from retirement plan accounts

o for redemptions following the death of the shareholder or beneficial owner

o for participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

RETIREMENT PLANS Certain retirement plans may buy Class A shares without an initial sales charge. To qualify, the plan must be sponsored by an employer:

o  with at least 100 employees, or

o  with retirement plan assets of $1 million or more, or

o that agrees to invest at least $500,000 in the Franklin Templeton Funds over a 13-month period

A CDSC may apply. Retirement plans other than SIMPLEs, SEPs, or plans that qualify under section 401 of the Internal Revenue Code also must qualify under our group investment program to buy Class A shares without an initial sales charge.

         FOR MORE INFORMATION, CALL YOUR INVESTMENT REPRESENTATIVE OR
                  RETIREMENT PLAN SERVICES AT 1-800/527-2020.

GROUP INVESTMENT PROGRAM Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying fund shares at a discount.

BUYING SHARES

[Insert graphic of paper with lines and someone writing]

MINIMUM INVESTMENTS
----------------------------------------------------------------------
                                                  INITIAL  ADDITIONAL
----------------------------------------------------------------------
Regular accounts                                  $1,000      $50
----------------------------------------------------------------------
UGMA/UTMA accounts                                  $100      $50
----------------------------------------------------------------------
Retirement accounts                              no minimum  no minimum
(other than IRAs, IRA rollovers, Education IRAs
or Roth IRAs)
----------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or Roth        $250       $50
IRAs
----------------------------------------------------------------------
Broker-dealer sponsored wrap account programs      $250       $50
----------------------------------------------------------------------
Full-time employees, officers, trustees and        $100       $50
directors of
Franklin Templeton entities, and their
immediate family members
----------------------------------------------------------------------


ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).

BUYING SHARES
                        OPENING AN ACCOUNT   ADDING TO AN ACCOUNT

[Insert graphic of      Contact your         Contact your
hands shaking]          investment           investment
THROUGH YOUR            representative       representative
INVESTMENT
REPRESENTATIVE
---------------------------------------------------------------------

[Insert graphic of      Make your check      Make your check
envelope]               payable to the fund  payable to the fund in
BY MAIL                 in which you are     which you are
                        investing.           investing. Include
                                             your account number on
                        Mail the check and   the check.
                        your signed
                        application to       Fill out the deposit
                        Investor Services.   slip from your account
                                             statement. If you do
                                             not have a slip,
                                             include a note with
                                             your name, the fund
                                             name, and your account
                                             number.

                                             Mail the check and
                                             deposit slip or note
                                             to Investor Services.
---------------------------------------------------------------------

[Insert graphic of      Call to receive a    Call to receive a wire
three lightning bolts]  wire control number  control number and
BY WIRE                 and wire             wire instructions.
1-800/632-2301          instructions.
(or 1-650/312-2000                           To make a same day
collect)                Wire the funds and   wire investment,
                        mail your signed     please call us by 1:00
                        application to       p.m. pacific time and
                        Investor Services.   make sure your wire
                        Please include the   arrives by 3:00 p.m.
                        wire control number
                        or your new account
                        number on the
                        application.

                        To make a same day
                        wire investment,
                        please call us by
                        1:00 p.m. pacific
                        time and make sure
                        your wire arrives
                        by 3:00 p.m.
---------------------------------------------------------------------

[Insert graphic of two  Call Shareholder     Call Shareholder
arrows pointing in      Services at the      Services at the number
opposite directions]    number below, or     below or our automated
BY EXCHANGE             send signed written  TeleFACTS system, or
                        instructions. The    send signed written
TeleFACTS(R)              TeleFACTS system     instructions.
1-800/247-1753          cannot be used to
(around-the-clock       open a new account.  (Please see page 61
access)                                      for information on
                        (Please see page 61  exchanges.)
                        for information on
                        exchanges.)

---------------------------------------------------------------------

             FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                           SACRAMENTO, CA 95899-9983
                        CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

INVESTOR SERVICES

[Insert graphic of person with handset]

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. The minimum investment to open an account with an automatic investment plan is $50 ($25 for an Education IRA). To sign up, complete the appropriate section of your account application.

AUTOMATIC PAYROLL DEDUCTION You may be able to invest automatically in Class A shares of the fund by transferring money from your paycheck to the fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from a fund in an existing account in the same share class* of the fund or another Franklin Templeton Fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

[Begin callout]
For Franklin Templeton Trust Company retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the fund.

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

RETIREMENT PLANS Franklin Templeton offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton Fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton Funds within the same class*, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

*Certain Class Z shareholders of Franklin Mutual Series Fund Inc. may exchange into Class A without any sales charge. Advisor Class shareholders of another Franklin Templeton Fund also may exchange into Class A shares of DynaTech Series without any sales charge. Advisor Class shareholders who exchange their shares for DynaTech Series Class A shares and later decide they would like to exchange into another fund that offers Advisor Class may do so.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page 66).

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

SELLING SHARES

[Insert graphic of certificate]

You can sell your shares at any time.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o  you are selling more than $100,000 worth of shares

o  you want your proceeds paid to someone who is not a registered owner

o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the funds against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS You may need to complete additional forms to sell shares in a Franklin Templeton Trust Company retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.

SELLING SHARES
                           TO SELL SOME OR ALL OF YOUR SHARES
----------------------------------------------------------------------

[Insert graphic of hands   Contact your investment representative
shaking]
THROUGH YOUR INVESTMENT
REPRESENTATIVE
----------------------------------------------------------------------

[Insert graphic of         Send written instructions and endorsed
envelope]                  share certificates (if you hold share
BY MAIL                    certificates) to Investor Services.
                           Corporate, partnership or trust accounts may need to send additional documents.

                           Specify the fund, the account number and the dollar value or number of shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                           A check will be mailed to the name(s) and
                           address on the account, or otherwise
                           according to your written instructions.
----------------------------------------------------------------------

[Insert graphic of phone]  As long as your transaction is for
BY PHONE                   $100,000 or less, you do not hold share
1-800/632-2301             certificates and you have not changed
                           your address by phone within the last 15 days, you can sell your shares by phone.

                           A check will be mailed to the name(s) and
                           address on the account. Written
                           instructions, with a signature guarantee,
                           are required to send the check to another
                           address or to make it payable to another
                           person.
----------------------------------------------------------------------

[Insert graphic of three   You can call or write to have redemption
lightning bolts]           proceeds of $1,000 or more wired to a
BY WIRE                    bank or escrow account. See the policies
                           above for selling shares by mail or phone.

                           Before requesting a bank wire, please
                           make sure we have your bank account
                           information on file. If we do not have
                           this information, you will need to send
                           written instructions with your bank's
                           name and address, your bank account
                           number, the ABA routing number, and a
                           signature guarantee.

                           Requests received in proper form by 1:00
                           p.m. pacific time will be wired the next
                           business day.
----------------------------------------------------------------------

[Insert graphic of two     Obtain a current prospectus for the fund
arrows pointing in         you are considering.
opposite directions]
BY EXCHANGE                Call Shareholder Services at the number
                           below or our automated TeleFACTS system,
TeleFACTS(R)                 or send signed written instructions. See
1-800/247-1753             the policies above for selling shares by
(around-the-clock access)  mail or phone.

                           If you hold share certificates, you will
                           need to return them to the fund before
                           your exchange can be processed.
----------------------------------------------------------------------

             FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                           SACRAMENTO, CA 95899-9983
                        CALL TOLL-FREE: 1-800/632-2301
          (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

ACCOUNT POLICIES

[Insert graphic of paper and pen]

CALCULATING SHARE PRICE  Each fund calculates the net asset value per share
(NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]

The funds' assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

STATEMENTS AND REPORTS You will receive confirmations and account statements that show your account transactions. You will also receive the funds' financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she will also receive confirmations, account statements and other information about your account directly from the fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The funds may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5 by Franklin/Templeton Investor Services, Inc., the fund's transfer agent. DynaTech Series does not allow investments by market timers. You will be considered a market timer if you have (i) requested an exchange out of a fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of a fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of a fund's net assets, or (iv) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the funds maintain additional policies and reserve certain rights, including:

o The funds may refuse any order to buy shares, including any purchase under the exchange privilege.

o At any time, the funds may change their investment minimums or waive or lower their minimums for certain purchases.

o The funds may modify or discontinue the exchange privilege on 60 days' notice.

o You may only buy shares of a fund eligible for sale in your state or jurisdiction.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, each fund reserves the right to make payments in securities or other assets of the fund, in the case of an emergency or if the payment by check or wire would be harmful to existing shareholders.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the fund promptly.

DEALER COMPENSATION Qualifying dealers who sell fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

DYNATECH (CLASS A AND CLASS C ONLY) AND GROWTH SERIES

                                   CLASS A    CLASS B   CLASS C
Commission (%)                           -       4.00      2.00
Investment under $50,000              5.00          -         -
$50,000 but under $100,000            3.75          -         -
$100,000 but under $250,000           2.80          -         -
$250,000 but under $500,000           2.00          -         -
$500,000 but under $1 million         1.60          -         -
$1 million or more              up to 1.00 1        -         -
12B-1 FEE TO DEALER                   0.25        0.25 2   1.00 3

INCOME, UTILITIES AND U.S. GOVERNMENT SECURITIES SERIES

                                   CLASS A    CLASS B   CLASS C
Commission (%)                           -       3.00      2.00
Investment under $100,000             4.00          -         -
$100,000 but under $250,000           3.25          -         -
$250,000 but under $500,000           2.25          -         -
$500,000 but under $1 million         1.85          -         -
$1 million or more              up to 0.75 1        -         -
12B-1 FEE TO DEALER                   0.15        0.15 2   0.65 3

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and up to 0.25% on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.

2. Dealers may be eligible to receive up to 0.25% for Growth Series and 0.15% for Income, Utilities and U.S. Government Securities Series from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.

3. Dealers may be eligible to receive up to 0.25% for DynaTech and Growth Series and 0.15% for Income, Utilities and U.S. Government Securities Series during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

QUESTIONS

[Insert graphic of question mark]

If you have any questions about the funds or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-9983. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                               HOURS (PACIFIC TIME,
DEPARTMENT NAME             TELEPHONE NUMBER   MONDAY THROUGH FRIDAY)

Shareholder Services        1-800/ 632-2301    5:30 a.m. to 5:00 p.m.
Fund Information            1-800/ DIAL BEN    5:30 a.m. to 8:00 p.m.
                            (1-800/ 342-5236)  6:30 a.m. to 2:30 p.m.(Saturday)
Retirement Plan Services    1-800/ 527-2020    5:30 a.m. to 5:00 p.m.
Dealer Services             1-800/ 524-4040    5:30 a.m. to 5:00 p.m.
Institutional Services      1-800/ 321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)      1-800/ 851-0637    5:30 a.m. to 5:00 p.m.

FOR MORE INFORMATION

You can learn more about each fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
www.franklintempleton.com

You can also obtain information about each fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.

Investment Company Act file #811-537
FCF P 08/99








PROSPECTUS

FRANKLIN
CUSTODIAN
FUNDS, INC.

ADVISOR CLASS

      INVESTMENT STRATEGY

       GROWTH

      GROWTH & INCOME

       INCOME

GROWTH SERIES

INCOME SERIES
UTILITIES SERIES

U.S. GOVERNMENT SECURITIES SERIES

FEBRUARY 1, 1999
AS AMENDED AUGUST 30, 1999

[Insert Franklin Templeton Ben Head]
The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation of to the contrary is a criminal offense.

           CONTENTS

           THE FUND

[Begin callout]
Information about each fund you should know before investing
[End callout]

      2    Growth Series

      11   Income Series

      21   Utilities Series

      29   U.S. Government Securities Series

      37   Distribution and tax information for each fund; Year 2000 problem

           YOUR ACCOUNT

[Begin callout]
Information about qualified investors, account transactions and services [End callout]

      40   Qualified Investors

      42   Buying Shares

      43   Investor Services

      46   Selling Shares

      48   Account Policies

      50   Questions

           FOR MORE INFORMATION

[Begin callout]
Where to learn more about each fund
[End callout]

           Back Cover


GROWTH SERIES

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
-------------------------------------------------------------------------------

GOAL The fund's investment goal is capital appreciation.

PRINCIPAL INVESTMENTS The fund will normally invest primarily in the equity securities of companies that are leaders in their industries. The fund's manager looks for securities it believes offer favorable possibilities for capital appreciation. In selecting securities, the manager considers factors such as historical and potential growth in revenues and earnings; assessment of strength and quality of management; and determination of a company's strategic positioning in its industry, among others.

The fund may invest up to 40% of its assets in smaller companies, as well as in new and emerging industries where growth is expected to be above average. For this fund, smaller company stocks are generally those with market capitalizations of less than $1 billion. From time to time the fund may have a significant portion of its assets invested in cash or cash equivalents. The fund generally invests up to 10% of its assets in foreign securities.

Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks, preferred stocks and convertible securities. The fund's manager invests in growth securities, which tend to pay lower dividends and in many cases no dividends. Depending upon current market conditions, the fund may invest a portion of its assets in debt securities. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures.

[Begin callout]
The fund normally invests primarily in the common stocks of companies that are leaders in their industries.
[End callout]

The manager considers the tax consequences of its investment decisions, including capital gains or income that may result in taxable distributions to shareholders. The manager generally uses a "buy-and-hold" strategy. The fund has historically had low portfolio turnover, and its portfolio turnover is expected to be significantly lower than that of comparable actively managed equity funds. When selling portfolio securities, the manager uses an identified cost lot system that generally selects higher cost lots with long-term holding periods, where possible. The fund may also realize losses to minimize or offset any capital gains. Because the fund uses a "buy and hold" investment strategy and tries to minimize the tax impact to shareholders of the fund's net capital gains, the fund's portfolio securities may have a higher level of unrealized capital appreciation than if the fund did not use these strategies. During periods of net redemptions of fund shares, the manager may be required to sell these securities, generating a higher level of taxable gain for shareholders than would occur if the fund had not used these strategies.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when it believes the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it may not invest or may invest substantially less in common stocks of companies that are leaders in their industries.

[Insert graphic of chart with line going up and down] MAIN RISKS
-------------------------------------------------------------------------------

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

[Begin callout]
Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods. [End callout]

SMALLER  COMPANIES  Historically,  smaller  company  securities  have  been more volatile in price than larger company securities, especially over the short-term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, small companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

Therefore, while smaller companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the fund.

COUNTRY. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns that trade in that country.

COMPANY. Foreign companies are not subject to the same accounting, auditing and financial reporting standards and practices as U.S. companies and their stocks may not be as liquid as stocks of similar U.S. companies. Foreign markets and their participants generally have less government supervision and regulation than in the U.S.

CURRENCY. To the extent the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority will have a significant impact on the value of any securities denominated in that currency. Currency markets generally are not as regulated as securities markets.

EURO. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

INTEREST RATE When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares and the fund's performance. Please see page 38 for more information.

More detailed information about the fund, its policies, including temporary investments, and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

[Insert graphic of bull and bear] PERFORMANCE
-------------------------------------------------------------------------------

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ADVISOR CLASS ANNUAL TOTAL RETURNS 1, 2

[Insert bar graph]

9.14%   23.79% 2.07%  26.71% 2.96%  7.10%  2.92%   38.40%   16.68%    18.85%
-----------------------------------------------------------------------------
88      89     90     91     92     93     94      95       96        97
                                      YEAR

[Begin callout]
BEST
QUARTER:
Q1 '91
14.09%

WORST
QUARTER:
Q3 '90
-12.73%
[End callout]


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                         1 YEAR    5 YEARS  10 YEARS
----------------------------------------------------------------------
Franklin Growth Series - Advisor Class 2  18.85%    16.17%   14.30%
S&P 500(R)Index 3                         33.36%    20.27%   18.05%

1. As of September 30, 1998, the fund's year-to-date return was 5.68%.
2. Performance figures reflect a "blended" figure combining the following methods of calculation: (a) For periods before January 1, 1997, a restated figure is used based on the fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A distribution and service (12b-1) fees; and (b) for periods after January 1, 1997, an actual Advisor Class figure is used reflecting a deduction of all applicable charges and fees for that class. This blended figure assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

[Insert graphic of percentage sign] FEES AND EXPENSES
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                           ADVISOR CLASS
----------------------------------------------------------------------
Maximum sales charge (load)
imposed on purchases                       None
Exchange fee                               $5.00 1

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                           ADVISOR CLASS
----------------------------------------------------------------------
Management fees                            0.46%
Distribution and service (12b-1) fees      None
Other expenses                             0.19%
                                           ------------
Total annual fund operating expenses       0.65%
                                           ------------

1. This fee is only for market timers (see page 49).

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------
                     $66       $208       $362      $810

[Insert graphic of briefcase] MANAGEMENT
-------------------------------------------------------------------------------

Franklin Investment Advisory Services, Inc. (Investment Advisory), 16 South Main Street, Suite 303, Norwalk, Connecticut 06854, is the fund's investment manager. Together, Investment Advisory and its affiliates manage over $227 billion in assets.

The team responsible for the fund's management is:

VIVIAN J. PALMIERI,  VICE PRESIDENT OF INVESTMENT ADVISORY
Mr. Palmieri has been a manager on the fund since 1965. He joined the Franklin Templeton Group in 1965.

CONRAD B. HERRMANN CFA,  PORTFOLIO MANAGER OF
INVESTMENT ADVISORY
Mr. Herrmann has been a manager on the fund since 1993. He joined the Franklin Templeton Group in 1989.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.46% of its average monthly net assets to the manager.

[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

This table presents the financial performance for Advisor Class since its inception. This information has been audited by PricewaterhouseCoopers LLP.

                                                    YEAR ENDED
ADVISOR CLASS                                       SEPTEMBER 30,
----------------------------------------------------------------------
                                                  1998      1997 1
----------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                 27.13     23.24
                                               -----------------------
  Net investment income                              .57       .25
  Net realized and unrealized gains                 1.69      3.64
                                               -----------------------
Total from investment operations                    2.26      3.89
                                               -----------------------
Less distributions from:
  Net investment income                             (.52)     -
  Net realized gains                                (.24)     -
                                               -----------------------
Total distributions                                 (.76)     -
                                               -----------------------
Net asset value, end of year                       28.63     27.13
                                               -----------------------
Total return (%) 2                                  8.47     16.74

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                41,871     25,823
Ratios to average net assets: (%)
  Expenses                                           .65       .66 3
  Net investment income                             2.01      1.93 3
Portfolio turnover rate (%)                          .58      1.77

1. For the period  January 2, 1997  (effective  date) to September  30, 1997.
2. Total return is not annualized.
3. Annualized.

INCOME SERIES

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
-------------------------------------------------------------------------------

GOAL The fund's investment goal is to maximize income while maintaining prospects for capital appreciation.

PRINCIPAL INVESTMENTS The fund will normally invest in a diversified portfolio of equity securities, debt securities and cash equivalents. Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks, preferred stocks and convertible securities. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures.

The fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the fund invests in common stocks of companies from a variety of industries such as utilities, oil, gas, real estate and consumer goods.

[Begin callout]
The fund normally invests in a diversified portfolio of stocks, bonds and cash equivalents in the U.S. and abroad.
[End callout]

The fund may invest up to 100% of total assets in debt securities that are rated below investment grade, but it is not currently expected that the fund will invest more than 50% of its assets in these securities. Investment grade debt securities are rated in the top four ratings categories by independent rating organizations such as Standard & Poor's Corporation (S&P) and Moody's Investors Service, Inc. (Moody's). The fund generally invests in securities rated at least Caa by Moody's or CCC by S&P or unrated securities the fund's manager determines are comparable. Generally, lower rated securities pay higher yields than more highly rated securities to compensate investors for the higher risk. As of September 30, 1998, approximately 32.5% of the fund's net assets were invested in lower rated and comparable quality unrated debt securities.

The fund may invest up to 25% of its assets in foreign securities. It ordinarily buys foreign securities that are traded in the U.S. or American Depositary Receipts, which are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or a domestic company.

The fund's manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It performs independent analysis of the securities being considered for the fund's portfolio, rather than relying principally on the ratings assigned by rating agencies. In its analysis, the manager considers a variety of factors, including:

o the experience and managerial strength of the company;

o responsiveness to changes in interest rates and business conditions;

o debt maturity schedules and borrowing requirements;

o the company's changing financial condition and market recognition of the change; and

o a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects.

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when it believes the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal.

[Insert graphic of chart with line going up and down] MAIN RISKS
-------------------------------------------------------------------------------

INTEREST RATE When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

INCOME  Since  the  fund  can  only  distribute   what  it  earns,   the  fund's
distributions to its shareholders may decline when interest rates fall.

CREDIT There is the possibility that an issuer will be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact fund performance.

LOWER-RATED  SECURITIES.  Securities  rated below  investment  grade,  sometimes
called  "junk  bonds,"   generally  have  more  credit  risk  than  higher-rated
securities.

Companies issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the fund could lose its entire investment.

The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by ratings agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high- profile default, or other factors.

High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the fund's ability to sell securities in response to specific economic events or to meet redemption requests.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall.

CONVERTIBLE SECURITIES The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high (because it is assumed it will be converted) and more like a debt security when the underlying stock price is low (because it is assumed it will not be converted). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

[Begin callout]
If a security's credit rating is downgraded or a company's financial condition deteriorates, the price of the security will fall and so too will the fund's share price. If interest rates rise, the value of the fund's debt securities will also fall. Because the value of the fund's holdings fluctuates in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the fund. Investments in Depositary Receipts also involve some or all of the following risks.

COUNTRY. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns which trade in that country. These movements will affect the fund's share price and fund performance.

The political, economic and social structures of some countries the fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

The fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. The fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S.
companies in U.S. courts.

CURRENCY To the extent the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because the currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for the eleven participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares and fund performance. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares and the fund's performance. Please see page 38 for more information.

More detailed information about the fund, its policies, including temporary investments, risks and the ratings of debt securities can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

[Insert graphic of bull and bear] PERFORMANCE
-------------------------------------------------------------------------------

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ADVISOR CLASS ANNUAL TOTAL RETURNS 1, 2

[Begin callout]
BEST
QUARTER:
Q1 '91
16.67%

WORST
QUARTER:
Q3 '90
-8.58%
[End callout]

[Insert bar graph]

8.81%   12.67% -8.77% 41.15% 15.24% 21.53% -6.38%  21.29%  10.45%  17.04%
--------------------------------------------------------------------------
88      89     90     91     92     93     94      95      96      97
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                               1 YEAR  5 YEARS  10 YEARS

----------------------------------------------------------------------
Franklin Income Series - Advisor Class 2       17.04%   12.28%   12.49%
S&P 500(R)Index 3                              33.36%   20.27%   18.05%
Lehman Bros. Gov't/Corp. Bond Index 4           9.76%    7.61%    9.15%

1. As of September 30, 1998, the fund's year-to-date return was -2.18%.
2. Performance figures reflect a "blended" figure combining the following methods of calculation: (a) For periods before January 1, 1997, a restated figure is used based on the fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A distribution and service (12b-1) fees; and (b) for periods after January 1, 1997, an actual Advisor Class figure is used reflecting a deduction of all applicable charges and fees for that class. This blended figure assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.
4. Source: Standard & Poor's(R) Micropal. Lehman Brothers Government/Corporate Bond Index is an unmanaged index of fixed-rate U.S. government and foreign and domestic corporate bonds that are rated investment grade or higher and have maturities of one year or more and at least $50 million outstanding. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

[Insert graphic of percentage sign] FEES AND EXPENSES
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                  ADVISOR CLASS
-----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases  None
Exchange fee                                      $5.00 1

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  ADVISOR CLASS
-----------------------------------------------------------------
Management fees                                   0.45%
Distribution and service (12b-1) fees             None
Other expenses                                    0.12%
                                                  -------------
Total annual fund operating expenses              0.57%
                                                  -------------

1. This fee is only for market timers (see page 49).

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------
                     $58       $183       $318      $714

[Insert graphic of briefcase] MANAGEMENT
-------------------------------------------------------------------------------

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $227 billion in assets.

The team responsible for the fund's management is:

CHARLES B. JOHNSON,  CHAIRMAN OF THE BOARD OF ADVISERS
Mr. Johnson has been a manager on the fund since 1957. He joined the Franklin Templeton Group in 1957.

MATTHEW F. AVERY,  SENIOR VICE PRESIDENT OF ADVISERS
Mr. Avery has been a manager on the fund since 1989. He joined the Franklin Templeton Group in 1987.

FREDERICK G. FROMM,  VICE PRESIDENT OF ADVISERS
Mr. Fromm has been a manager on the fund since 1998. He joined the Franklin Templeton Group in 1992.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.45% of its average monthly net assets to the manager.

[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

This table presents the financial performance for Advisor Class since its inception. This information has been audited by PricewaterhouseCoopers LLP.

                                                    YEAR ENDED
ADVISOR CLASS                                       SEPTEMBER 30,
-------------------------------------------------------------------------------
                                                    1998     1997 1
----------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                  2.48     2.34
                                                    ------------------
  Net investment income                             .17      .14
  Net realized and unrealized gains                 (.10)    .14
                                                    ------------------
Total from investment operations                    .07      .28
                                                    ------------------
Less distributions from:
  Net investment income                             (.18)    (.14)
  Net realized gains                                (.03)    -
                                                    ------------------
Total distributions                                 (.21)    (.14)
                                                    ------------------
Net asset value, end of year                        2.34     2.48
                                                    ------------------
Total return (%) 2                                  2.82    12.31

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                     21,851   13,318
Ratios to average net assets: (%)
  Expenses                                           .57      .57 3
  Net investment income                             7.02     7.583
Portfolio turnover rate (%)                        22.01    16.15

1. For the period  January 2, 1997  (effective  date) to September  30, 1997.
2. Total return is not annualized.
3. Annualized.

UTILITIES SERIES

[Insert graphic of bullseye and arrows] GOALS AND STRATEGIES
-------------------------------------------------------------------------------

GOALS The fund's investment goals are capital appreciation and current income.

PRINCIPAL INVESTMENTS The fund will normally invest substantially all of its assets in the securities of public utilities companies. These are companies that provide electricity, natural gas, water, and communications services to the public and companies that provide services to public utilities companies. The manager expects that more than 50% of the fund's assets will be invested in electric utilities securities.

The fund invests primarily in equity securities. Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks, preferred stocks and convertible securities.

The fund may invest up to 25% of its assets in debt securities. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures. The fund focuses on "investment grade" debt securities. These are issues rated in the top four ratings categories by independent rating agencies such as Standard & Poor's Corporation or Moody's Investors Service, Inc. or, if unrated, determined by the fund's manager to be comparable.

The fund generally invests up to 10% of its assets in foreign securities.

[Begin callout]
The fund normally invests substantially all of its assets in equity securities of public utilities companies.
[End callout]

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when it believes the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goals because it may not invest or may invest substantially less in public utilities stocks.

[Insert graphic of chart with line going up and down] MAIN RISKS
-------------------------------------------------------------------------------

UTILITIES INDUSTRY The fund's performance is closely tied to conditions affecting the public utilities industry, which may change rapidly. Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall. On-going regulatory changes have led to greater competition in the industry and the emergence of non-regulated providers as a significant part of the industry which may make some companies less profitable. In addition, the industry is subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during inflationary periods; restrictions on operations and increased costs due to environmental and safety regulations; difficulties of the capital markets in absorbing utility debt and equity securities; difficulties in obtaining fuel for electric generation at reasonable prices; risks associated with the operation of nuclear power plants; and the effects of energy conservation and other factors affecting the level of demand for services.

STOCKS While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

[Begin callout]
Utility company securities are particularly sensitive to interest rate movements: when interest rates rise, the stock prices of these companies tend to fall. Because the securities the fund holds fluctuate in price, the value of your investment in the fund will go up and down. This means you could lose money over short or even extended periods. [End callout]

INTEREST RATE When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

INCOME  Since  the  fund  can  only  distribute   what  it  earns,   the  fund's
distributions to its shareholders may decline when interest rates fall.

CREDIT This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of fund shares.

FOREIGN SECURITIES Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in the fund.

COUNTRY. General securities market movements in any country where the fund has investments are likely to affect the value of the securities the fund owns which trade in that country.

COMPANY. Foreign companies are not subject to the same accounting, auditing and financial reporting standards and practices as U.S. companies and their stocks may not be as liquid as stocks of similar U.S. companies. Foreign markets and their participants generally have less government supervision and regulation than in the U.S.

CURRENCY. To the extent the fund's investments are denominated in foreign currencies, changes in foreign currency exchange rates will affect the value of what the fund owns and the fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

EURO. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for participating member countries. If the fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

Because this change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares. To the extent the fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. The manager, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

If a company in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares and the fund's performance. Please see page 38 for more information.

More detailed information about the fund, its policies, including temporary investments, risks and the ratings of debt securities can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

[Insert graphic of bull and bear] PERFORMANCE
-------------------------------------------------------------------------------

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ADVISOR CLASS ANNUAL TOTAL RETURNS 1, 2

[Begin callout]
BEST
QUARTER:
Q4 '97
15.06%

WORST
QUARTER:
Q1 '94
-9.95%
[End callout]

[Insert bar graph]

11.64%  25.83% 0.38%  24.18% 9.08% 11.52%  -11.69%  30.68%  2.03%  25.07%
--------------------------------------------------------------------------
88      89     90     91     92    93      94       95      96     97
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                             1 YEAR  5 YEARS  10 YEARS
----------------------------------------------------------------------
Franklin Utilities Series - Advisor Class 2  25.07%  10.43%  12.11%
S&P 500(R)Index 3                            33.36%  20.27%  18.05%

1. As of September 30, 1998, the fund's year-to-date return was 6.20%.
2. Performance figures reflect a "blended" figure combining the following methods of calculation: (a) For periods before January 1, 1997, a restated figure is used based on the fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A distribution and service (12b-1) fees; and (b) for periods after January 1, 1997, an actual Advisor Class figure is used reflecting a deduction of all applicable charges and fees for that class. This blended figure assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

[Insert graphic of percentage sign] FEES AND EXPENSES
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                             ADVISOR CLASS
----------------------------------------------------------------------
Maximum sales charge (load) imposed on       None
purchases
Exchange fee                                 $5.00 1

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                             ADVISOR CLASS
----------------------------------------------------------------------
Management fees                              0.46%
Distribution and service (12b-1) fees        None
Other expenses                               0.17%
                                             -------------
Total annual fund operating expenses         0.63%
                                             -------------

1. This fee is only for market timers (see page 49).

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------
                     $64       $202       $351      $786

[Insert graphic of briefcase] MANAGEMENT
-------------------------------------------------------------------------------

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $227 billion in assets.

The team responsible for the fund's management is:

SALLY EDWARDS HAFF CFA, SENIOR VICE PRESIDENT OF ADVISERS Ms. Haff has been a manager on the fund since 1990. She joined the Franklin Templeton Group in 1986.

GREGORY E. JOHNSON,  VICE PRESIDENT OF ADVISERS
Mr. Johnson has been a manager on the fund since 1987. He joined the Franklin Templeton Group in 1986.

IAN LINK CFA,  VICE PRESIDENT OF ADVISERS
Mr. Link has been a manager on the fund since 1995. He joined the Franklin Templeton Group in 1989.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.46% of its average monthly net assets to the manager.

[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS

This table presents the financial performance for Advisor Class since its inception. This information has been audited by PricewaterhouseCoopers LLP.

                                                    YEAR ENDED
ADVISOR CLASS                                       SEPTEMBER 30,
-------------------------------------------------------------------------------
                                                   1998      1997 1
----------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                  10.04       9.55
                                                ----------------------
  Net investment income                               .58        .36
  Net realized and unrealized gains                  1.57        .53
                                                ----------------------
Total from investment operations                     2.15        .89
                                                ----------------------
Less distributions from:
  Net investment income                              (.54)      (.40)
  Net realized gains                                 (.26)      -
                                                ----------------------
Total distributions                                  (.80)      (.40)
                                                ----------------------
Net asset value, end of year                        11.39      10.04
                                                ----------------------
Total return (%) 2                                  22.20       9.61

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                 13,651      8,719
Ratios to average net assets: (%)
  Expenses                                            .63        .62 3
  Net investment income                              4.93       5.33 3
Portfolio turnover rate (%)                         11.77       7.24

1. For the period  January 2, 1997  (effective  date) to September  30, 1997.
2. Total return is not annualized.
3. Annualized.

U.S. GOVERNMENT SECURITIES SERIES

[Insert graphic of bullseye and arrows] GOAL AND STRATEGIES
-------------------------------------------------------------------------------

GOAL The fund's investment goal is income.

PRINCIPAL INVESTMENTS The fund invests in a portfolio limited to U.S. government securities. These include U.S. Treasury bonds, notes and bills, U.S. Treasury STRIPS and securities issued by U.S. government agencies. Other than investments in short-term government securities and cash, substantially all of the fund's investments are currently held in Government National Mortgage Association obligations (Ginnie Maes).

Ginnie Maes represent an ownership interest in mortgage loans made by banks and other financial institutions to finance purchases of homes. The mortgage loans may have either fixed or adjustable interest rates. The individual loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

Ginnie Maes carry a guarantee backed by the full faith and credit of the U.S. government. The guarantee applies only to the timely repayment of principal and interest and not to the market prices and yields of the Ginnie Maes or to the net asset value or performance of the fund, which will vary with changes in interest rates and other market conditions.

The fund may buy Ginnie Maes on a "to-be-announced" and "delayed delivery" basis. This means that the securities will be paid for and delivered to the fund at a future date, generally in 30 to 45 days.

[Begin callout]
The fund invests in a portfolio limited to U.S. government securities. Other than investments in short-term government securities and cash, substantially all of the fund's investments are currently held in Ginnie Maes.
[End callout]

TEMPORARY INVESTMENTS The manager may take a temporary defensive position when it believes the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances, the fund may be unable to pursue its investment goal because it may not invest or may invest substantially less in Ginnie Mae securities.

[Insert graphic of chart with line going up and down] MAIN RISKS
-------------------------------------------------------------------------------

INTEREST RATE When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and will fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities. U.S. Treasury STRIPS are more sensitive to interest rate changes and their price will fluctuate more than the prices of interest-paying Treasury bonds or notes.

INCOME  Since  the  fund  can  only  distribute   what  it  earns,   the  fund's
distributions to its shareholders may decline when interest rates fall.

GINNIE MAES Ginnie Maes differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. During periods of declining interest rates, the volume of principal prepayments generally increases as borrowers refinance their mortgages at lower rates. The fund may be forced to reinvest returned principal at lower interest rates, reducing the fund's income. For this reason, Ginnie Maes may be less effective than other types of securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates than other investments with similar maturities. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase the effective maturity of Ginnie Maes, making them more susceptible than other debt securities to a decline in market value when interest rates rise. This could increase the volatility of the fund's performance and share price.

[Begin callout]
Changes in interest rates affect the prices of the fund's debt securities. If rates rise, the value of the fund's debt securities will fall and so too will the fund's shares price. If rates fall, mortgage holders may refinance their mortgage loans at lower interest rates, which may reduce the fund's income and yield. This means you could lose money over short or even extended periods. [End callout]

YEAR 2000 When evaluating current and potential portfolio positions, Year 2000 is one of the factors the fund's manager considers.

The manager will rely upon public filings and other statements made by issuers about their Year 2000 readiness. The manager, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

If an issuer in which the fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the fund's portfolio holdings will have a similar impact on the price of the fund's shares and the fund's performance. Please see page 38 for more information.

More detailed information about the fund, its policies, including temporary investments, and risks can be found in the fund's Statement of Additional Information (SAI).

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

[Insert graphic of bull and bear] PERFORMANCE
-------------------------------------------------------------------------------

This bar chart and table show the volatility of the fund's returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund's returns from year to year over the past 10 calendar years. The table shows how the fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

ADVISOR CLASS ANNUAL TOTAL RETURNS 1, 2

[Begin callout]
BEST
QUARTER:
Q2 '89
6.72%

WORST
QUARTER:
Q1 '94
-2.84%
[End callout]

[Insert bar graph]

7.45%   13.11% 10.78% 13.71% 7.40%  6.92%  -2.69%  16.73% 4.60%  9.71%
----------------------------------------------------------------------
88      89     90     91     92     93     94      95     96     97
                                      YEAR

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 1997

                                              1 YEAR 5 YEARS 10 YEARS
----------------------------------------------------------------------
Franklin U.S. Government Securities Series -
Advisor Class 2                               9.71%  6.86%   8.64%
Lehman Bros. Interm. Gov't Bond Index3        7.72%  6.39%   8.13%

1. As of September 30, 1998, the fund's year-to-date return was 6.19%.
2. Performance figures reflect a "blended" figure combining the following methods of calculation: (a) For periods before January 1, 1997, a restated figure is used based on the fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A distribution and service (12b-1) fees; and (b) for periods after January 1, 1997, an actual Advisor Class figure is used reflecting a deduction of all applicable charges and fees for that class. This blended figure assumes reinvestment of dividends and capital gains.
3. Source: Standard & Poor's(R) Micropal. Lehman Brothers Intermediate Government Bond Index is an unmanaged index of fixed-rate bonds issued by the U.S. government and its agencies that are rated investment grade or higher and have one to ten years remaining until maturity and at least $100 million outstanding. One cannot invest directly in an index, nor is an index representative of the fund's portfolio.

[Insert graphic of percentage sign] FEES AND EXPENSES
-------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                 ADVISOR CLASS
----------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases None
Exchange fee                                     $5.00 1

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                 ADVISOR CLASS
----------------------------------------------------------------------
Management fees                                   0.45%
Distribution and service (12b-1) fees             None
Other expenses                                    0.11%
                                                  ------------
Total annual fund operating expenses              0.56%
                                                  ------------
1. This fee is only for market timers (see page 49).

EXAMPLE

This example can help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------
                     $57       $179       $313      $701

[Insert graphic of briefcase] MANAGEMENT
-------------------------------------------------------------------------------

Franklin Advisers, Inc. (Advisers), 777 Mariners Island Blvd., San Mateo, CA 94404, is the fund's investment manager. Together, Advisers and its affiliates manage over $227 billion in assets.

The team responsible for the fund's management is:

JACK LEMEIN,  EXECUTIVE VICE PRESIDENT OF ADVISERS
Mr. Lemein has been a manager on the fund since 1984. He joined the Franklin Templeton Group in 1984.

T. ANTHONY COFFEY CFA,  PORTFOLIO MANAGER OF ADVISERS
Mr. Coffey has been a manager on the fund since 1989. He joined the Franklin Templeton Group in 1989.

ROGER BAYSTON CFA,  PORTFOLIO MANAGER OF ADVISERS
Mr. Bayston has been a manager on the fund since 1991. He joined the Franklin Templeton Group in 1991.

The fund pays the manager a fee for managing the fund's assets and making its investment decisions. For the fiscal year ended September 30, 1998, the fund paid 0.45% of its average monthly net assets to the manager.

[Insert graphic of dollar bill] FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

This table presents the financial performance for Advisor Class since its inception. This information has been audited by PricewaterhouseCoopers LLP.

                                                    YEAR ENDED
ADVISOR CLASS                                       SEPTEMBER 30,
-------------------------------------------------------------------------------
                                                   1998      1997 1
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value, beginning of year                    6.90      6.76
                                                 ---------------------
  Net investment income                                .47       .38
  Net realized and unrealized gains                    .10       .12
                                                 ---------------------
Total from investment operations                       .57       .50
                                                 ---------------------
Less distributions from net investment income         (.47)     (.36)
                                                 ---------------------
Net asset value, end of year                          7.00      6.90
                                                 ---------------------
Total return (%) 2                                    8.51      7.68

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                     36,308    14,469
Ratios to average net assets: (%)
  Expenses                                             .56       .56 3
  Net investment income                               6.75      7.01 3
Portfolio turnover rate (%) 4                        25.98      1.74

1. For the period  January 2, 1997  (effective  date) to September  30, 1997.
2. Total return is not annualized.
3. Annualized.
4. Maturity of U.S. government issues and the reinvestment of the proceeds thereof are considered as purchases and sales of securities in computing the portfolio turnover rate.

[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES; YEAR 2000 PROBLEM
-------------------------------------------------------------------------------

INCOME AND CAPITAL GAINS DISTRIBUTIONS Growth Series intends to pay a dividend at least annually representing substantially all of its net investment income. Income Series and U.S. Government Securities Series intend to pay a dividend at least monthly, on or about the 15th day of each month, representing each fund's net investment income. Utilities Series intends to pay a dividend at least quarterly in March, June, September and December representing its net investment income. Capital gains, if any, may be distributed annually by the funds. The amount of the funds' distributions will vary and there is no guarantee the funds will pay dividends.

To receive a distribution, you must be a shareholder on the record date. The record dates for the funds' distributions will vary. Please keep in mind that if you invest in a fund shortly before the record date of a distribution, any distribution will lower the value of the fund's shares by the amount of the distribution and you will receive some of your investment back in the form of a taxable distribution. If you would like information on upcoming record dates for the fund's distributions, please call 1-800/DIAL BEN.

TAX CONSIDERATIONS In general, fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a fund or receive them in cash. Any capital gains a fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

[Begin callout]
BACKUP WITHHOLDING

By law, each fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or certify that your TIN is correct, or if the IRS instructs the fund to do so. [End callout]

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell your shares, you may have a capital gain or loss. For tax purposes, an exchange of your fund shares for shares of a different Franklin Templeton Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Any foreign taxes the fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about federal, state, local or foreign tax consequences.

YEAR 2000 PROBLEM Each fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, a fund's operations could be adversely affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, a fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. A fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

Each fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, a fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the fund and its manager may have no control.

YOUR ACCOUNT

[Insert graphic of pencil marking an X] QUALIFIED INVESTORS
-------------------------------------------------------------------------------

The following investors may qualify to buy Advisor Class shares of the funds.

o Qualified registered investment advisors with clients invested in any series of Franklin Mutual Series Fund Inc. on October 31, 1996, or who buy through a broker-dealer or service agent who has an agreement with Franklin Templeton Distributors, Inc. (Distributors). Minimum investments: $1,000 initial and $50 additional.

o Broker-dealers, registered investment advisors or certified financial planners who have an agreement with Distributors for clients participating in comprehensive fee programs. Minimum investments: $250,000 initial ($100,000 initial for an individual client) and $50 additional.

o Officers, trustees, directors and full-time employees of Franklin Templeton and their immediate family members. Minimum investments: $100 initial ($50 for accounts with an automatic investment plan) and $50 additional.

o Each series of the Franklin Templeton Fund Allocator Series. Minimum investments: $1,000 initial and $1,000 additional.

[Begin callout]
The FRANKLIN TEMPLETON FUNDS include all of the Franklin Templeton U.S. registered mutual funds, except Franklin Templeton Variable Insurance Products Trust, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund.
[End callout]

o Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Minimum investments: $1 million initial investment in Advisor Class or Class Z shares of any of the Franklin Templeton Funds and $50 additional.

o Accounts managed by the Franklin Templeton Group. Minimum investments: No initial minimum and $50 additional.

o The Franklin Templeton Profit Sharing 401(k) Plan. Minimum investments: No initial or additional minimums.

o Defined contribution plans such as employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under section 401 of the Internal Revenue Code, including salary reduction plans qualified under section 401(k) of the Internal Revenue Code, and that are sponsored by an employer (i) with at least 10,000 employees, or (ii) with retirement plan assets of $100 million or more. Minimum investments: No initial or additional minimums.

o Trust companies and bank trust departments initially investing in the Franklin Templeton Funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. Minimum investments: No initial or additional minimums.

o Individual investors. Minimum investments: $5 million initial and $50 additional. You may combine all of your shares in the Franklin Templeton Funds for purposes of determining whether you meet the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any of the Franklin Templeton Funds.

o Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of an established group of 11 or more investors. Minimum investments: $5 million initial and $50 additional. For minimum investment purposes, the group's investments are added together. The group may combine all of its shares in the Franklin Templeton Funds for purposes of determining whether it meets the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any of the Franklin Templeton Funds. There are certain other requirements and the group must have a purpose other than buying fund shares without a sales charge.

Please note that Advisor Class shares of the funds are no longer available to retirement plans through Franklin Templeton's ValuSelect(R) program. Retirement plans in the ValuSelect program before January 1, 1998, however, may continue to invest in the funds' Advisor Class shares.

[Insert graphic of paper with lines and someone writing]
BUYING SHARES
-------------------------------------------------------------------------------

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see the next page).

BUYING SHARES
----------------------------------------------------------------------
                  OPENING AN ACCOUNT        ADDING TO AN ACCOUNT
----------------------------------------------------------------------
[Insert graphic   Contact your investment   Contact your investment
of hands          representative            representative
shaking] THROUGH
YOUR INVESTMENT
REPRESENTATIVE
----------------------------------------------------------------------
[Insert graphic   Make your check payable   Make your check payable
of envelope] BY   to the fund in which you  to the fund in which you
MAIL              are investing.            are investing. Include
                                            your account number on
                  Mail the check and your the check.
                  signed application to
                  Investor Services.        Fill out the deposit
                                            slip from your account
                                            statement. If you do not
                                            have a slip, include a
                                            note with your name, the
                                            fund name, and your
                                            account number.

                                            Mail the check and  deposit
                                            slip or note to Investor
                                            Services.
----------------------------------------------------------------------
[Insert graphic   Call to receive a wire    Call to receive a wire
of three          control number and wire   control number and wire
lightning bolts]  instructions.             instructions.
BY WIRE
                  Wire funds and mail your  To make a same day wire
1-800/632-2301    signed application to     investment, please call
(or               Investor Services.        us by 1:00 p.m. pacific
1-650/312-2000    Please include the wire   time and make sure your
collect)          control number or your    wire arrives by 3:00 p.m.
                  new account number on
                  the application.

                  To make a same day  wire
                  investment,  please call
                  us by 1:00 p.m. pacific
                  time and make sure your
                  wire arrives by 3:00 p.m.
----------------------------------------------------------------------
[Insert graphic   Call Shareholder          Call Shareholder
of two arrows     Services at the number    Services at the number
pointing in       below, or send signed     below, or send signed
opposite          written instructions.     written instructions.
directions] BY    (Please see page 44 for   (Please see page 44 for
EXCHANGE          information on            information on
                  exchanges.)               exchanges.)

----------------------------------------------------------------------

             FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)


[Insert graphic of person with handset] INVESTOR SERVICES
-------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from a fund in an existing account in the same share class of the fund or in Advisor Class or Class A shares of another Franklin Templeton Fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton Fund, you must qualify to buy that fund's Advisor Class shares. For distributions reinvested in Class A shares of another Franklin Templeton Fund, initial sales charges and contingent deferred sales charges (CDSCs) will not apply if you reinvest your distributions within 365 days. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

[Begin callout]
For Franklin Templeton Trust Company retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the fund.

RETIREMENT PLANS Franklin Templeton offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton Fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton Funds within the same class. You also may exchange your Advisor Class shares for Class A shares of a fund that does not currently offer an Advisor Class (without any sales charge)* or for Class Z shares of Franklin Mutual Series Fund Inc.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

If you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust, Templeton Foreign Fund or Templeton Growth Fund, you also may exchange your shares for Class A shares of those funds (without any sales charge)* or for shares of Templeton Institutional Funds, Inc.

*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares if you otherwise qualify to buy the fund's Advisor Class.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Frequent exchanges can interfere with fund management or operations and drive up costs for all shareholders. To protect shareholders, there are limits on the number and amount of exchanges you may make (please see "Market Timers" on page
49).

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of certificate] SELLING SHARES
-------------------------------------------------------------------------------

You can sell your shares at any time.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone or with a simple letter. Sometimes, however, to protect you and the funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A signature guarantee helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of shares

o you want your proceeds paid to someone who is not a registered owner

o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the funds against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS You may need to complete additional forms to sell shares in a Franklin Templeton Trust Company retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement Plan Services at 1-800/527-2020 for details.

SELLING SHARES
----------------------------------------------------------------------
                       TO SELL SOME OR ALL OF YOUR SHARES
----------------------------------------------------------------------
[Insert graphic of    Contact your investment representative
hands shaking]
THROUGH YOUR
INVESTMENT
REPRESENTATIVE
----------------------------------------------------------------------
[Insert graphic of    Send written instructions and endorsed share
envelope] BY MAIL     certificates (if you hold share certificates)
                      to Investor Services. Corporate, partnership or trust accounts may need to send additional documents.

                      Specify the fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                      A check will be mailed to the  name(s)  and address on the
                      account,   or   otherwise   according   to  your   written
                      instructions.
----------------------------------------------------------------------
[Insert graphic of    As long as your transaction is for $100,000 or
phone] BY PHONE       less, you do not hold share certificates and
                      you have not changed your address by phone
1-800/632-2301        within the last 15 days, you can sell your
                      shares by phone.

                      A check will be mailed to the  name(s)  and address on the account. Written instructions, with a signature guarantee, are  required  to send the check to another  address or to make it payable to another person.
----------------------------------------------------------------------
[Insert graphic of    You can call or write to have redemption
three lightning       proceeds of $1,000 or more
bolts] BY WIRE        wired to a bank or escrow account. See the
                      policies above for selling
                      shares by mail or phone.

                      Before requesting a bank wire, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                      Requests received in proper form by 1:00 p.m.
                      pacific time will be wired
                      the next business day.
----------------------------------------------------------------------
[Insert graphic of    Obtain a current prospectus for the fund you
two arrows pointing   are considering.
in opposite
directions] BY        Call Shareholder Services at the number below,
EXCHANGE              or send signed written instructions. See the
                      policies above for selling shares by mail or phone.

                      If you hold share certificates, you will need to return them to the fund before your exchange can be processed.
----------------------------------------------------------------------

             FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES
-------------------------------------------------------------------------------

CALCULATING SHARE PRICE Each fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. pacific time). The NAV for Advisor Class is calculated by dividing its net assets by the number of its shares outstanding.

The funds' assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a fund holds securities listed primarily on a foreign exchange that trades on days when the fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS AND REPORTS You will receive confirmations and account statements that show your account transactions. You also will receive the funds' financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive confirmations, account statements and other information about your account directly from the fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

MARKET TIMERS The funds may restrict or refuse exchanges by market timers. If accepted, each exchange by a market timer will be charged $5 by Franklin/Templeton Investor Services, Inc., the fund's transfer agent. You will be considered a market timer if you have (i) requested an exchange out of a fund within two weeks of an earlier exchange request, or (ii) exchanged shares out of a fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of a fund's net assets, or (iv) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these limits.

ADDITIONAL POLICIES Please note that the funds maintain additional policies and reserve certain rights, including:

o The funds may refuse any order to buy shares, including any purchase under the exchange privilege.

o At any time, the funds may change their investment minimums or waive or lower their minimums for certain purchases.

o The funds may modify or discontinue the exchange privilege on 60 days' notice.

o You may only buy shares of a fund eligible for sale in your state or jurisdiction.

o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, each fund reserves the right to make payments in securities or other assets of the fund, in the case of an emergency or if the payment by check or wire would be harmful to existing shareholders.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the fund promptly.

DEALER COMPENSATION Qualifying dealers who sell Advisor Class shares may receive up to 0.25% of the amount invested. This amount is paid by Franklin Templeton Distributors, Inc. from its own resources.

[Insert graphic of question mark] QUESTIONS
-------------------------------------------------------------------------------

If you have any questions about the funds or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-9983. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.


                                            HOURS (PACIFIC TIME,
DEPARTMENT NAME            TELEPHONE NUMBER MONDAY THROUGH FRIDAY)
----------------------------------------------------------------------
Shareholder Services       1-800/632-2301   5:30 a.m. to 5:00 p.m.
Fund Information           1-800/DIAL BEN   5:30 a.m. to 8:00 p.m.
                           (1-800/342-5236) 6:30 a.m. to 2:30 p.m.
                                            (Saturday)
Retirement Plan Services   1-800/527-2020   5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/524-4040   5:30 a.m. to 5:00 p.m.
Institutional Services     1-800/321-8563   6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637   5:30 a.m. to 5:00 p.m.

FOR MORE INFORMATION

You can learn more about each fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
www.franklintempleton.com

You can also obtain information about each fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.

Investment Company Act file #811-537           FCF PA 08/99